As filed with the Securities and Exchange Commission on January 14, 2000
                        Registrant Nos. 33-17604 and 811-05347

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                        PRE-EFFECTIVE AMENDMENT No.
                   POST-EFFECTIVE AMENDMENT No.  20 X
                                 and
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 AMENDMENT No. 21 X



                           THE TREASURER'S FUND, INC.
               (Exact Name of Registrant as Specified in Charter)
                          c/o Gabelli Fixed Income LLC

                 One Corporate Center, Rye, New York 10580-1434
                     (Address of Principal Executive Office)
                  Registrant's Telephone Number (800) 877-3863

                                 Ronald S. Eaker
                            Gabelli Fixed Income LLC
                 One Corporate Center, Rye, New York 10580-1434
                     (Name and Address of Agent for Service)



                                    Copy to:

                            Michael R. Rosella, Esq.
                                Battle Fowler LLP
                               75 East 55th Street
                               New York, NY 10022

It is proposed that this filing will become effective (check appropriate box):

                  immediately upon filing pursuant to Rule 485(b); or on [____] pursuant to paragraph (b); or
          X 60 days after filing pursuant to Rule 485(a)(1); or on [____] pursuant to paragraph (a)(1); or 75 days after filing pursuant to Rule 485(a)(2); or on [____] pursuant to paragraph (a)(2)

If appropriate, check the following box:
 this post-effective amendment designates a new effective date for a previously filed post-effective amendment.




                          GABELLI CASH MANAGEMENT CLASS
                                       OF
                          THE TREASURER'S FUND[, INC.]
                      U.S. Treasury Money Market Portfolio
                      Domestic Prime Money Market Portfolio
                        Tax Exempt Money Market Portfolio
                                   PROSPECTUS
                                  March 1, 2000

The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
===============================================================================
                          THE TREASURER'S FUND[, INC.]
                      U.S. Treasury Money Market Portfolio
                      Domestic Prime Money Market Portfolio
                        Tax Exempt Money Market Portfolio
                          Gabelli Cash Management Class
                              One Corporate Center
                            Rye, New York 10580-1434
                         1-800-GABELLI (1-800-422-3554)
                               fax: 1-914-921-5118
                             http://www.gabelli.com
                            e-mail: info@gabelli.com
                 (Current [yield] information may be obtained by
                     calling 1-800-GABELLI after 6:00 P.M.)
                               BOARD OF DIRECTORS


                                   Questions?
                               Call 1-800-GABELLI





                                                 TABLE OF CONTENTS

                                        INVESTMENT AND PERFORMANCE SUMMARY
                                        3-5

                                          INVESTMENT AND RISK INFORMATION
                                        6-10

                                              MANAGEMENT OF THE FUND
                                        7

                                        8   PURCHASE OF SHARES
                                        9   REDEMPTION OF SHARES
                                        10  EXCHANGES OF SHARES
                                        11  PRICING OF FUND SHARES
                                        11  DIVIDENDS AND DISTRIBUTIONS
                                        11  TAX INFORMATION



                                        INVESTMENT AND PERFORMANCE SUMMARY

The U.S. Treasury Money Market Portfolio ("U.S. Treasury Portfolio"), Domestic Prime Money Market Portfolio ("Domestic Prime Portfolio") and Tax Exempt Money Market Portfolio ("Tax Exempt Portfolio") (each a "Fund" and collectively, the "Funds") are portfolios of The Treasurer's Fund, Inc. This prospectus relates to Gabelli Cash Management Class of the portfolios only.

                                       U.S. TREASURY MONEY MARKET PORTFOLIO

Investment Objective:

The Fund seeks to maximize current income, and to maintain liquidity and a stable net asset value of $1.00 per share.

Principal Investment Strategies:

The Fund invests primarily in short term U.S. Treasury obligations, which have effective maturities of 397 days or less and in repurchase agreements that are collateralized by U.S. Treasury obligations.

Principal Risks:

An investment in the Fund is subject to the risk of loss of state tax exemption if minimum levels of U.S. Treasury obligations are not maintained. Other factors may affect the market price and yield of the Fund's securities including investor demand and domestic and worldwide economic conditions. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. There is no guarantee that the Fund can achieve its investment objective.

You May Want to Invest in the Fund if:

          you are seeking preservation of capital
          you have a low risk tolerance
          you are willing to accept lower potential returns in exchange for a higher degree of safety you are investing short-term reserves

You May Not Want to Invest in the Fund if:

          you are aggressive in your investment approach or you desire a relatively high rate of return


                                       DOMESTIC PRIME MONEY MARKET PORTFOLIO

Investment objective:

The Fund seeks to maximize current income, and to maintain liquidity and a stable net asset value of $1.00 per share.

Principal Investment Strategies:

The Fund invests exclusively in short term, prime quality, domestic debt obligations, which have effective maturities of 397 days or less.



Principal Risks:

The Fund is subject to the risk that the value of any fixed rate investments will generally decline when interest rates increase. Other factors may affect the market price and yield of the Fund's securities, including investor demand and domestic and worldwide economic conditions. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. There is no guarantee that the Fund can achieve its investment objective.

You May Want to Invest in the Fund if:

          you are seeking preservation of capital
          you have a low risk tolerance
          you are willing to accept lower potential returns in exchange for a higher degree of safety you are investing short-term reserves

You May Not Want to Invest in the Fund if:

          you are aggressive in your investment approach or you desire a relatively high rate of return


                                         TAX EXEMPT MONEY MARKET PORTFOLIO

Investment Objective:

The Fund seeks to maximize current income, and to maintain liquidity and a stable net asset value of $1.00 per share.

Principal Investment Strategies:

The Fund invests primarily in short term municipal debt obligations which are exempt from federal income tax and have effective maturities of 397 days or less.

Principal Risks:

The Fund is subject to the risk that it will not be exempt from federal income tax with respect to taxable obligations and municipal obligations that the IRS has successfully asserted are not tax exempt obligations. Other factors may affect the market price and yield of the Fund's securities, including investor demand and domestic and worldwide economic conditions. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. There is no guarantee that the Fund can achieve its investment objective.

You May Want to Invest in the Fund if:

          you are seeking preservation of capital
          you have a low risk tolerance
          you are willing to accept lower potential returns in exchange for a higher degree of safety you are investing short-term reserves



You May Not Want to Invest in the Fund if:

          you are aggressive in your investment approach or you desire a relatively high rate of return

Performance:

The bar charts and tables shown below provide an indication of the risks of investing in the Funds by showing changes in the Funds' performance from year to year. Performance figures reflect the historical performance of Class I shares from inception (December 18, 1987 for the Domestic Prime and Tax Exempt Portfolios and July 25, 1990 for the U.S. Treasury Portfolio). Performance data for the classes will vary in the future based on differences in their fee and expense structures. For current yield information on the Funds, call
1-800-422-3554. [The Funds' yields appear in the Wall Street Journal each Thursday.]

As with all mutual funds, past performance does not indicate how the Funds will perform in the future.

BAR CHART (GRAPHIC OMITTED)
EDGAR PRESENTATION OF DATA POINTS
USED IN PRINTED GRAPHIC

   U.S. TREASURY PORTFOLIO

               Calendar Year              Total Return
               -------------              ------------
                    1991                        5.64%
                    1992                        3.31%
                    1993                        2.60%
                    1994                        3.66%
                    1995                        5.35%
                    1996                        4.78%
                    1997                        4.96%
                    1998                        4.93%
                    1999

During the period shown in the bar chart, the highest return for a quarter was ____% (quarter ended _______) and the lowest return for a quarter was ____% (quarter ended ______).

BAR CHART (GRAPHIC OMITTED)
EDGAR PRESENTATION OF DATA POINTS
USED IN PRINTED GRAPHIC

   DOMESTIC PRIME PORTFOLIO

               Calendar Year              Total Return
               -------------              ------------
                    1990                        8.16%
                    1991                        5.90%
                    1992                        3.50%
                    1993                        2.89%
                    1994                        3.88%
                    1995                        5.59%
                    1996                        5.00%
                    1997                        5.17%
                    1998                        5.07%
                    1999

During the period shown in the bar chart, the highest return for a quarter was ____% (quarter ended _______) and the lowest return for a quarter was ____% (quarter ended ______).

BAR CHART (GRAPHIC OMITTED)
EDGAR PRESENTATION OF DATA POINTS
USED IN PRINTED GRAPHIC

   TAX EXEMPT PORTFOLIO

               Calendar Year              Total Return
               -------------              ------------
                    1990                        5.94%
                    1991                        4.53%
                    1992                        2.89%
                    1993                        2.09%
                    1994                        2.41%
                    1995                        3.44%
                    1996                        2.98%
                    1997                        3.18%
                    1998                        3.00%
                    1999

During the period shown in the bar chart, the highest return for a quarter was ____% (quarter ended _______) and the lowest return for a quarter was ____% (quarter ended ______).

Fees and Expenses of the Portfolios:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds. Information in the table reflects fees and expenses of Class I shares for the fiscal year ended October 31, 1999. Annual Fund operating expenses are paid out of the Funds' assets, and are reflected in the Funds' yields.

                                                     U.S.              Domestic Tax
                                                     Treasury          Prime            Exempt

Shareholder Fees (fees paid directly                 None              None             None
from your investment) *

Annual Fund Operating Expenses (expenses that are deducted from fund assets):

Management Fees                                      .30%              .30%             .30%
Distribution (12b-1) Expenses                        None              None             None
Other Expenses                                       .27%              .23%             .22%
                                                     ----              ----             ----
Total Annual Fund Operating Expenses                 .57%              .53%             .52%
------------------------

* There are no sales charges for purchasing or redeeming fund shares nor fees to exchange to another fund.

Expense Example

This example is intended to help you compare the cost of investing in shares of the Funds with the cost of investing in other mutual funds. The example assumes that (1) you invest $10,000 in the Funds for the time periods shown, (2) you redeem your shares at the end of those periods, (3) your investment has a 5% return each year and (4) the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

                                            1 Year           3 Years            5 Years         10 Years
                                            ------           -------            -------         --------

U.S. Treasury                               $___             $___               $___            $___
Portfolio

Domestic Prime                              $___             $___               $___            $___
Portfolio

Tax Exempt                                  $___              $___              $___             $___
Portfolio

                                          INVESTMENT AND RISK INFORMATION

The investment objectives of the Funds are fundamental and may not be changed without shareholder approval.

                                              U.S. TREASURY PORTFOLIO

Under normal market conditions, the Fund invests at least 65% of its total assets in U.S. Treasury obligations including U.S. Treasury bills, notes and bonds, which principally differ only in their interest rates, maturities and times of issuance, and repurchase agreements which are collateralized by U.S. Treasury obligations.

Interest on U.S. Treasury obligations is specifically exempted from state and local income taxes under federal law. While shareholders in the U.S. Treasury Portfolio do not directly receive interest on U.S. Treasury obligations, the dividends from the Fund are derived primarily from such interest. Interest income derived from repurchase agreements is not considered to be income derived from U.S. Treasury obligations and is not exempt from state and local income taxes. The Fund may also engage in reverse repurchase agreements.

                                             DOMESTIC PRIME PORTFOLFIO

The Fund will invest primarily in United States Government obligations, bank obligations including certificates of deposit and bankers' acceptances, and commercial paper and other short term corporate obligations. The Fund will only purchase high quality domestic money market instruments that have been determined by the Fund's Board of Directors to present minimal credit risks and that are "First Tier Eligible Securities" at the time of acquisition so that the Fund is able to employ the amortized cost method of valuation. Because interest rates on fixed rate investments fluctuate in response to economic factors, the value of the Fund's investments generally increases as short-term interest rates fall and decreases as short-term interest rates rise.

                                               TAX EXEMPT PORTFOLIO

Under normal market conditions, the Fund invests at least 80% of its total assets in tax exempt obligations. These obligations will consist of high quality municipal securities which, in the opinion of bond counsel at the date of issuance, earn interest exempt from federal income tax and which have effective maturities of 397 days or less. Interest on these securities may be subject to state and local taxes. However, it reserves the right to invest up to 20% of its total assets in taxable obligations (including securities the interest income on which may be subject to alternative minimum tax), including municipal bonds, municipal notes and municipal leases.

The Fund will only purchase high quality tax exempt money market instruments that have been determined by the Fund's Board of Directors to present minimal credit risks and that are "Eligible Securities" at the time of acquisition so that the Fund is able to employ the amortized cost method of valuation.

Special factors may negatively affect the value of municipal securities, and, as a result, the Fund's share price. These factors include political or legislative changes, uncertainties relating to the tax status of the securities or the rights of investors in the securities.

                                              MANAGEMENT OF THE FUND

The Advisor. Gabelli Fixed Income LLC, with principal offices located at One Corporate Center, Rye, NY 10580, serves as investment advisor to the Funds. The Advisor makes investment decisions for the Funds and continuously reviews and administers the Funds' investment program under the supervision of the Funds' Board of Directors. The Advisor is a Delaware limited liability company organized in 1997 and is the successor company to Gabelli-O'Connor Fixed Income Mutual Funds Management Co. formed in 1987.

As compensation for its services and the related expenses borne by the Advisor, for the fiscal year ended October 31, 1999, the Funds paid the Advisor a fee equal to .30% of the value of the Funds' average daily net assets. Any portion of the total fees received by the Advisor may be used by the Advisor to provide shareholder and administrative services and for distribution of Fund shares.

Distribution and Service Plan. The Funds have adopted a distribution and service plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund may use its assets to finance activities relating to the sale of its shares and the provision of certain shareholder services.

                                                PURCHASE OF SHARES

You can purchase the Funds' shares on any day the New York Stock Exchange ("NYSE") is open for trading (a "Business Day"). You may purchase shares through Gabelli Fixed Income Distributors, Inc. (the "Distributor"), directly from the Funds through the Funds' transfer agent or through organizations that have special arrangements with the Fund ("Participating Organizations").

          By Mail or In Person. You may open an account by mailing a completed subscription order form with a check or money order payable to "The Treasurer's Fund, Inc." to:

         By Mail                                     By Personal Delivery
         The Gabelli Funds                  The Gabelli Funds
         P.O. Box 8308                               c/o BFDS
         Boston, MA 02266-8308                       66 Brooks Drive
                                                     Braintree, MA 02184

         You can obtain a subscription order form by calling 1-800-GABELLI (1-800-422-3554). Checks made payable to a third party and endorsed by the depositor are not acceptable. For additional investments, send a check to the above address with a note stating your exact name and account number, and the name of the Fund.

          By Bank Wire.      To  open  an  account  using  the  bank  wire
         system, first telephone the Fund at 1-800-GABELLI (1-800-422-3554) to obtain a new account number. Then instruct a Federal Reserve System member bank to wire funds to:

                                        State Street Bank and Trust Company
                                        ABA #011-0000-28 REF DDA #99046187
                                          Re: The Treasurer's Fund, Inc.
                                                Account #__________
                                          Account of [Registered Owners]
                                       225 Franklin Street, Boston, MA 02110

         If you are making an initial purchase, you should also complete and mail a subscription order form to the address shown under "By Mail." Note that banks may charge fees for wiring funds, although State Street will not charge you for receiving wire transfers. If your wire is received by the Fund before noon, Eastern Standard Time, you will begin earning dividends on the day of receipt.

Through a Participating Organization. You may purchase shares from a Participating Organization. The Participating Organization will transmit a purchase order and payment to State Street on your behalf. Participating Organizations may send you confirmations of your transactions and periodic account statements showing your investments in the Fund.

Minimum Investments. Your minimum initial investment must be at least $3,000. See "Retirement Plans" [and "Automatic Investment Plan"] regarding minimum investment amounts applicable to such plans. There is no minimum for subsequent investments. Participating Organizations may have different minimum investment requirements.

Share Price. The Funds sell their shares at the "net asset value" next determined after the Funds receive your completed subscription order form and your payment in Federal Funds. See "Pricing of Fund Shares" for a description of the calculation of net asset value.

Retirement Plans. The minimum initial investments for all such retirement plans is $1,000. There is no minimum for subsequent investments. Investors with IRA plans and self-employed investors may purchase shares of the Funds through tax-deductible contributions to their existing IRA account or their retirement plans for self-employed persons, known as Keogh or H.R. 10 plans. Fund shares may also be a suitable investment for other types of qualified pension or profit-sharing plans which are employer sponsored, including deferred compensation or salary reduction plans known as "401(k) Plans" which give participants the right to defer portions of their compensation for investment on a tax-deferred basis until distributions are made from the plans.

[Automatic Investment Plan. The Funds offer an automatic monthly investment plan. There is no minimum monthly investment for accounts establishing an automatic investment plan. Call 1-800-GABELLI (1-800-422-3554) for more details about the plan.]

[Telephone Investment Plan. You may purchase additional shares of the Funds by telephone if your bank is a member of the Automated Clearing House ("ACH") system. You must also have a completed, approved Investment Plan application on file with the Funds' Transfer Agent. There is a minimum of $100 for each telephone investment. To initiate an ACH Purchase, please call 1-800-GABELLI (1-800-422-3554) or 1-800-872-5365.]

General. State Street will not issue share certificates. The Funds reserve the right to (i) reject any purchase order if, in the opinion of the Funds' management, it is in the Funds' best interest to do so and (ii) suspend the offering of shares for any period of time.


                                               REDEMPTION OF SHARES

You can redeem shares of the Funds on any Business Day without a redemption fee. The Funds may temporarily stop redeeming its shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Funds cannot sell their shares or accurately determine the value of their assets, or if the Securities and Exchange Commission ("SEC") orders the Funds to suspend redemptions.

The Funds redeem their shares at the net asset value next determined after the Funds receive your redemption request. See "Pricing of Fund Shares" for a description of the calculation of net asset value.

You may redeem shares through the Distributor, directly from the Fund through its transfer agent, or through Participating Organizations.

          By Letter.  You may mail a letter requesting  redemption of shares to:
         The Gabelli Funds, P.O. Box 8308, Boston, MA 02266-8308. Your letter should state the name of the Funds, the dollar amount or number of shares you are redeeming and your account number. You must sign the letter in exactly the same way the account is registered and if there is more than one owner of shares, all must sign. A signature guarantee is required for each signature on your redemption letter. You can obtain a signature guarantee from financial institutions such as commercial banks, brokers, dealers and savings associations. A notary public cannot provide a signature guarantee.

          By Telephone. You may redeem your shares in a direct registered account by calling either 1-800-422-3554 or 1-800-872-5365
         (617-328-5000 from outside the United States), subject to a $25,000 limitation. You may not redeem shares held through an IRA by telephone. If State Street properly acts on telephone instructions and follows reasonable procedures to protect against unauthorized transactions, neither State Street nor the Fund will be responsible for any losses due to telephone transactions. You may be responsible for any fraudulent telephone order in your account as long as State Street or the Funds take reasonable measures to verify the order. You may request that redemption proceeds be mailed to you by check (if your address has not changed in the prior 30 days), forwarded to you by bank wire or invested in another mutual fund advised by the Advisor (see "Exchanges of Shares" below).

         1. Telephone Redemption By Check. The Funds will make checks payable to the name in which the account is registered and normally will mail the check to the address of record within seven days.

         2. Telephone Redemption By Wire. The Funds accept telephone requests for wire redemption in amounts of at least $1,000. The Funds will send a wire to either a bank designated on your subscription order form or on a subsequent letter with a guaranteed signature. The proceeds are normally wired on the next Business Day. If you wish your bank to receive a wire on the day you place the telephone request, you must call the Funds by noon (New York time).

          Through a Participating Organization. You may redeem shares through a Participating Organization which will transmit a redemption order to State Street on your behalf. A redemption request received from a Participating Organization will be effected at the net asset value next determined after State Street receives the request.

          Through the Automatic Cash Withdrawal Plan. You may automatically redeem shares on a monthly, quarterly or annual basis. Please call the Distributor at 1-800-GABELLI
         (1-800-422-3554)  for more information.

          By Check Draft. You may write checks on your account with the Funds in the amount of $500 or more. Simply request the check writing service on your subscription order form and the Funds will send you checks. The Funds will not honor a check if (1) you purchased shares by check and the check has not cleared, (2) the check would close out your account,
         (3) the amount of the check is higher than funds available in your account, (4) the check is written for less than $500, or (5) the check contains an irregularity in the signature or otherwise. In the case of
         (3), (4) and (5), State Street will charge your account a $15 fee. The Funds may change or terminate the check-writing service or impose additional charges at any time.

Involuntary Redemption. The Funds may redeem all shares in your account (other than an IRA account) if their value falls below [$3,000] as a result of redemptions (but not as a result of a decline in net asset value). You will be notified in writing and allowed 30 days to increase the value of your shares to at least [$3,000.]

Redemption Proceeds. If you request redemption proceeds by check, the Funds will normally mail the check to you within seven days after it receives your redemption request. If you purchased your Fund shares by check, you may not redeem shares until the check clears, which may take up to 15 days following purchase.


                                                EXCHANGES OF SHARES

You may exchange shares of the Funds you hold for shares of any other open-end fund managed by the Advisor or its affiliates based on their relative asset values. The Funds also offer an automatic monthly exchange privilege. To obtain a list of the funds whose shares you may acquire through exchange or details on the automatic monthly exchange privilege call 1-800-GABELLI (1-800-422-3554).




         In effecting an exchange:
                   you must meet the minimum purchase  requirements for the fund whose shares you purchase through exchange.

                   if you are  exchanging  into  shares  of a fund  with a sales charge, you must pay the sales charge at the time of exchange.

                   you may realize a taxable gain or loss.

                   you should read the  prospectus  of the fund whose shares you are purchasing (call 1-800-GABELLI (1-800-422-3554) to obtain the prospectus).

                   You may exchange shares by telephone, by mail or through a Participating Organization.

Exchanges by Telephone. You may give exchange instructions by telephone by calling 1-800-GABELLI (1-800-422-3554). You may not exchange shares by telephone if you hold share certificates.

Exchanges by Mail. You may send a written request for exchanges to: The Gabelli Funds, P.O. Box 8308, Boston, MA 02266-8308. State your name, your account number, the dollar value or number of shares you wish to exchange, the name and class of the fund whose shares you wish to exchange, and the name of the fund whose shares you wish to acquire.

Exchanges through the Internet. You may also give exchange instructions via the Internet at www.gabelli.com.

                   We may modify or terminate the exchange privilege at any time. You will be given notice 60 days prior to any material change in the exchange privilege.


                                              PRICING OF FUND SHARES

The Funds' net asset value per share is calculated on each Business Day. The NYSE is currently scheduled to be closed on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively.

Each Funds' net asset value is determined at noon (New York time) and as of the close of regular trading on the NYSE, normally 4:00 p.m., New York time, and is computed by dividing the value of the Fund's net assets (i.e. the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) by the total number of its shares outstanding at the time the determination is made. The Fund uses the amortized cost method of valuing its portfolio securities to maintain a constant net asset value of $1.00 per share. Under this method of valuation, the Fund values its portfolio securities at their cost at the time of purchase and not at market value, thus minimizing fluctuations in value due to interest rate changes or market conditions.

                                            DIVIDENDS AND DISTRIBUTIONS

Dividends of net investment income for each Fund will be declared daily and paid monthly, and distributions of capital gains for the Funds, if any, will be paid annually. All dividends and distributions will be automatically reinvested for your account at net asset value in additional shares of the Fund(s) unless you request otherwise. [If you elect cash distributions, notify the Fund(s) at The Gabelli Funds, P.O. Box 8308, Boston, MA 02266-8308 or by telephone at 1-800-422-3554.]

                                                  TAX INFORMATION

The Funds expect that their distributions will consist primarily of net investment income or, if any, short-term capital gains as opposed to long-term capital gains. With respect to the U.S. Treasury and Domestic Prime Portfolios, dividends (including distributions from net investment income and short-term capital gains) are taxable as ordinary income (which may be taxable at different rates depending on the length of time the Fund holds its assets). With respect to the Tax Exempt Portfolio, distributions of tax exempt income are not subject to regular federal income tax, but may be subject to the alternative minimum tax, and distributions of interest on taxable obligations, as well as any net short-term capital gains, are taxable as ordinary income. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes. With respect to the U.S. Treasury Portfolio, distributions of interest on U.S. government obligations may be exempt from state and local taxes. Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares. Foreign shareholders generally will be subject to federal withholding tax.

This summary of tax consequences is intended for general information only. You should consult a tax advisor concerning the tax consequences of your investment in the Funds.


                                                 [BACK COVER PAGE]

                                          GABELLI CASH MANAGEMENT SHARES
                                           OF THE TREASURER'S FUND, INC.

                                       U.S. Treasury Money Market Portfolio
                                       Domestic Prime Money Market Portfolio
                                         Tax Exempt Money Market Portfolio

For More Information:
For more information about the Funds, the following documents are available free upon request:

Annual/Semi-annual Reports:
The Funds' semi-annual and audited annual reports to shareholders contain additional information on the Funds' investments. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

Statement of Additional Information (SAI):
The SAI provides more detailed information about the Funds, including their operations and investments policies. It is incorporated by reference, and is legally considered a part of this prospectus.

You can get free copies of these documents and prospectuses of other funds in the Gabelli family, or request other information and discuss your questions about the Funds by contacting:
-----------------------------------------------------------------------------
                                            The Treasurer's Fund, Inc.
------------------------------------------------------------------------------
                                               One Corporate Center
                                                   Rye, NY 10580
                                     Telephone: 1-800-GABELLI (1-800-422-3554)
                                                  www.gabelli.com


You can review the Funds' reports and SAI at the Public Reference Room of the Securities and Exchange Commission. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. You can get text-only copies: o For a fee, by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102 [or by calling 1-202-942-8090], or by electronic request at the following email address: publicinfo@sec.gov. o Free from the Commission's Website at http://www.sec.gov





(Investment Company Act file no. 811-5347)




                                            THE TREASURER'S FUND, INC.
                                       U.S. TREASURY MONEY MARKET PORTFOLIO

                                       Domestic Prime Money Market Portfolio
                                         Tax Exempt Money Market portfolio
                                              Limited Term Portfolio
                                         Tax Exempt Limited Term Portfolio

                                        STATEMENT OF ADDITIONAL INFORMATION


                                                   March 1, 2000

This Statement of Additional Information ("SAI"), which is not a prospectus, describes The Treasurer's Fund, Inc. (the "Trust") and should be read in conjunction with the Trust's Prospectuses dated March 1, 2000. For a free copy of the Prospectuses, please contact the Trust at the address, telephone number or Internet Web Site printed below.

                                               One Corporate Center
                                             Rye, New York 10580-1434
                                     Telephone 1-800-GABELLI (1-800-422-3554)
                                              http://www.gabelli.com


                                                 TABLE OF CONTENTS

                                                                           Page


THE FUNDS AND THEIR OBJECTIVES............................................... 1

Investments and Investment Techniques Common to Two or More Funds ........... 2
              Change in Ratings.............................................. 2
              Eligible Securities............................................ 2
              Management Strategies.......................................... 3
              Municipal Obligations.......................................... 3
              Amortized Cost Valuation of Portfolio Securities............... 5
              Variable Rate Demand Instruments............................... 5
              When-Issued Securities......................................... 7
              Stand-by Commitments........................................... 7
              Repurchase Agreements.......................................... 8
              Reverse Repurchase Agreements.................................. 9
              Participation Interests........................................ 9
              Bank Obligations, Certificates of Deposit and Bankers'
              Acceptances....................................................10
              United States Government Obligations...........................10
              Mortgage-Backed Securities.....................................11
              Foreign Securities.............................................12
              Privately Placed Securities...................................13
              Hedging Instruments...........................................13
              Loan of Fund Securities........................................14
              Puts for the Tax Exempt Portfolios.............................15

INVESTMENT RESTRICTIONS .....................................................15

MANAGEMENT OF THE FUND.......................................................17

CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT.................................22

TAXES........................................................................22

PURCHASE, REDEMPTION AND EXCHANGE............................................26

DIVIDENDS AND DISTRIBUTIONS.................................................26

NET ASSET VALUE..............................................................27

COMPUTATION OF YIELD........................................................ 28

DESCRIPTION OF COMMON STOCK ................................................ 30

DISTRIBUTION PLANS.......................................................... 31

BROKERAGE AND PORTFOLIO TURNOVER ........................................... 32

SERVICE PROVIDERS .......................................................... 33

FINANCIAL STATEMENTS........................................................33

RATINGS OF MUNICIPAL AND CORPORATE OBLIGATIONS............................. A-1




                                            THE TREASURER'S FUND, INC.

                                          THE FUNDS AND THEIR OBJECTIVES



(SEE THE FUND'S PROSPECTUSES DATED MARCH 1, 2000)

The Trust was incorporated in Maryland on August 17, 1987 and is a diversified, no-load, fixed income mutual fund consisting of five portfolios referred to as the U.S. Treasury Money Market Portfolio ("U.S. Treasury Portfolio"), Domestic Prime Money Market Portfolio ("Domestic Prime Portfolio"), Tax Exempt Money Market Portfolio ("Tax Exempt Portfolio"), Limited Term Portfolio and Tax Exempt Limited Term Portfolio (each an "Fund" and collectively the "Funds") designed to meet the short and intermediate term investment needs of individuals, corporations and institutional cash managers. There are no sales loads or exchange or redemption fees associated with the Trust. The investment objectives stated in the Prospectuses for each Fund are fundamental and may be changed only with the approval of a majority of outstanding shares of that Fund.

The investment objectives and policies of the Funds are sought through the following additional strategies employed in the management of the Funds which are described under "Investments and Investment Techniques Common to Two or More Funds":

                                                                                           Tax
                                                                                           Exempt
                               U.S.        Domestic      Tax               Limited         Limited
                               Treasury    Prime         Exempt            Term            Term
                               Portfolio   Portfolio     Portfolio         Portfolio       Portfolio

Change in Ratings                   X           X             X                 X                X

Eligible Securities                             X             X

Management Strategies                                                           X                X

Municipal Obligations                                         X                                  X

Amortized Cost Valuation of         X           X             X
Portfolio Securities

Variable Rate Demand                            X             X                 X                X
Instruments

When-Issued Securities              X           X             X                 X                X

Stand-By Commitments                                                            X                X

Repurchase Agreements               X           X             X                 X                X

Reverse Repurchase Agreements       X           X             X                 X                X

Participation Interests                         X             X                 X                X

Bank Obligations, Certificates of               X             X                 X                X
Deposit and Bankers' Acceptances

United States Government                        X                               X
Obligations

Mortgage-Backed Securities                      X             X                 X                X

Foreign Securities                                                              X

Privately Placed Securities                     X             X                 X                X

Hedging Instruments                                                             X                X

Loan of Portfolio Securities        X           X             X                 X                X

Puts for the Tax Exempt                                       X                                  X
Portfolios


                                       INVESTMENTS AND INVESTMENT TECHNIQUES

                                            COMMON TO TWO OR MORE FUNDS


Change in Ratings. Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchases by that Fund. With regard to the Limited Term Portfolio and the Tax Exempt Limited Term Portfolio, neither event requires the elimination of such securities from these Funds, but the Advisor will consider such an event to be relevant in its determination of whether these Funds should continue to hold such securities. To the extent that the ratings accorded by Moody's Investors Service, Inc. ("Moody's") or Standard &Poor's Corporation ("S&P") for securities may change as a result of changes in these ratings systems, the Advisor will attempt to use comparable ratings as standards for its investment in debt securities in accordance with the investment policies contained therein. However, if these Funds hold any variable rate demand instruments with stated maturities in excess of one year, such instruments must maintain their high quality rating or must be sold from these Funds. See "Variable Rate Demand Instruments" below. With regard to the U.S. Treasury Portfolio, the Domestic Prime Portfolio and the Tax Exempt Portfolio, the Board of Directors of the Trust shall reassess promptly whether the security presents minimal credit risks and shall cause these Funds to take such action as the Board of Directors determines is in the best interest of these Funds and their shareholders. However, reassessment is not required if the security is disposed of or matures within five business days of the Advisor becoming aware of the new rating and provided further that the Board of Directors is subsequently notified of the Advisor's actions.

In addition, in the event that a security (1) is in default, (2) ceases to be an Eligible Security under Rule 2a-7, or (3) is determined to no longer present minimal credit risks or an event of insolvency occurs with respect to the issuer of a Fund security or the provider of any demand feature or guarantee, these Funds will dispose of the security absent a determination by the Trust's Board of Directors that disposal of the security would not be in the best interests of these Funds. In the event that the security is disposed of, it shall be disposed of as soon as practicable consistent with achieving an orderly disposition by sale, exercise of any demand feature, or otherwise. In the event of a default with respect to a security which immediately before default accounted for 1/2 of 1% or more of a Fund's total assets, that Fund shall promptly notify the Securities and Exchange Commission (the "SEC") of such fact and of the actions that such Portfolio intends to take in response to the situation.

Eligible Securities. The Domestic Prime Portfolio and the Tax Exempt Portfolio may only purchase dollar-denominated securities that have been determined by the Trust's Board of Directors to present minimal credit risks. Securities purchased for the Domestic Portfolio must also have been First Tier Eligible Securities at the time of acquisition. Securities purchased for theTax-Exempt Portfolio must also have been Eligible Securities at the time of acquisition. The term Eligible Securities means: (i) securities which have or are deemed to have remaining maturities of 397 days or less and rated in the two highest short-term rating categories by any two nationally recognized statistical rating organizations ("NRSROs") or in such categories by the only NRSRO that has rated the Municipal Obligations (collectively, the "Requisite NRSROs"); or (ii) unrated securities determined by the Trust's Board of Directors to be of comparable quality. First Tier Eligible Securities are Eligible Securities which are rated in the highest category by NRSROs or are determined to be of comparable quality to the highest rated securities.

In addition, securities which have or are deemed to have remaining maturities of 397 days or less but that at the time of issuance were long-term securities (i.e. with maturities greater than 366 days) are deemed unrated and may be purchased if such had received a long-term rating from the Requisite NRSROs in one of the three highest rating categories. A determination of comparability by the Board of Directors is made on the basis of its credit evaluation of the issuer, which may include an evaluation of a letter of credit, guarantee, insurance or other credit facility issued in support of the securities. While there are several organizations that currently qualify as NRSROs, two examples of NRSROs are S & P, a division of The McGraw-Hill Companies and Moody's. The two highest ratings by S&P and Moody's are "AAA" and "AA" by S&P in the case of long-term bonds and notes or "Aaa" and "Aa" by Moody's in the case of bonds; "SP-1" and "SP-2" by S&P or "MIG-1" and "MIG-2" by Moody's in the case of notes; "A-1" and "A-2" by S&P or "Prime-1" and "Prime-2" by Moody's in the case of tax-exempt commercial paper. The highest rating in the case of variable and floating demand notes is "VMIG-1" by Moody's or "SP-1/AA" by S&P. Such instruments may produce a lower yield than would be available from less highly rated instruments.

Subsequent to its purchase by the Fund, a rated security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. If this occurs, the Board of Directors of the Trust shall promptly reassess whether the security presents minimal credit risks and shall cause the Fund to take such action as the Board of Directors determines is in the best interest of the Fund and its shareholders. However, reassessment is not required if the security is disposed of or matures within five business days of the Advisor becoming aware of the new rating and provided further that the Board of Directors is subsequently notified of the Advisor's actions. In addition, in the event that a security (i) is in default, (ii) ceases to be an Eligible Security under Rule 2a-7 of the Investment Company Act of 1940, as amended (the "1940 Act") or (iii) is determined to no longer present minimal credit risks, or an event of insolvency occurs with respect to the issues of a portfolio security or the provider of any Demand Feature or Guarantee, the Fund will dispose of the security absent a determination by the Trust's Board of Directors that disposal of the security would not be in the best interests of the Fund. Disposal of the security shall occur as soon as practicable consistent with achieving an orderly disposition by sale, exercise of any demand feature or otherwise. In the event of a default with respect to a security which immediately before default accounted for 1/2 of 1% or more of the Fund's total assets, the Fund shall promptly notify the SEC of such fact and of the actions that the Fund intends to take in response to the situation.

Management Strategies. In pursuit of their investment objectives the Limited Term Portfolio and the Tax Exempt Limited Term Portfolio seek to increase returns by actively managing securities in the short term and intermediate term ranges. However, the Funds seek to minimize market risk by employing a
"laddered" portfolio approach as opposed to a market timing approach. In addition, the Funds seek investments in securities which the Advisor believes to be undervalued and, therefore, have capital appreciation potential. The laddered approach to portfolio management involves the maintenance of securities positions of varying amounts staggered at appropriate points along the fixed income yield curve in an effort to maximize income and to minimize interest rate risk. Assuming a positively sloping yield curve, a portfolio designed with a series of periodic maturities can produce higher yields at the horizon of its maturity restriction, balanced by the interest rate protection provided by shorter, more quickly maturing securities.

Municipal Obligations. (1) Municipal Bonds are debt obligations of states, cities, counties, municipalities and municipal agencies (all of which are generally referred to as "municipalities") which generally have a maturity at the time of issue of one year or more and which are issued to raise funds for various public purposes such as construction of a wide range of public facilities, to refund outstanding obligations and to obtain funds for institutions and facilities. The two principal classifications of Municipal Bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and other governmental units. The principal of, and interest on, revenue bonds are payable from the income of specific projects or authorizations and generally are not supported by the issuer's general power to levy taxes. In some cases, revenues derived from specific taxes are pledged to support payments on a revenue bond.

In addition, certain kinds of "private activity bonds" are issued by or on behalf of public authorities to provide funding for various privately operated industrial facilities (referred to as "industrial revenue bonds" or "IRBs"). Interest on the IRBs is generally exempt, with certain exceptions, from federal income tax pursuant to Section 103(a) of the Internal Revenue Code of 1986, as amended (the "Code"), provided the issuer and corporate obligor thereof continue to meet certain conditions. (See"Taxes".) IRBs are, in most cases, revenue bonds and do not generally constitute the pledge of the credit of the issuer of such bonds. The payment of the principal and interest on IRBs usually depends solely on the ability of the user of the facilities financed by the bonds or other guarantor to meet its financial obligations and, in certain instances, the pledge of real and personal property as security for payment. If there is not an established secondary market for the IRBs, the IRBs will be supported by letters of credit, guarantees, insurance or other credit facilities that meet the high quality criteria of the Funds stated in the Prospectuses and provide a demand feature which may be exercised by the Funds to provide liquidity. In accordance with investment restriction 12 (see "Investment Restrictions" section), the Funds are permitted to invest up to 10% of the net assets in high quality, short-term Municipal Obligations (including IRBs) that may not be readily marketable or have a liquidity feature.

(2) The principal kinds of Municipal Notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes and grant anticipation notes. Notes sold in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuing municipality or agency.

(3) Issues of Municipal Commercial Paper typically represent very short term, unsecured, negotiable promissory notes. These obligations are often issued to meet seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long term debt. In most cases Municipal Commercial Paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions which may be called upon in the event of default by the issuer of the commercial paper.

(4) Municipal Leases, which may take the form of a lease or an installment purchase or conditional sale contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Municipal Leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchases or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. The Board of Directors may adopt guidelines and delegate to the Advisor the daily function of determining and monitoring the liquidity of municipal leases. In making such determination, the Board and the Advisor may consider such factors as the frequency of trades for the obligation, the number of dealers willing to purchase or sell the obligations and the number of other potential buyers and the nature of the marketplace for the obligations, including the time needed to dispose of the obligations and the method of soliciting offers. If the Board determines that any municipal leases are illiquid, such leases will be subject to the 10% limitation on investments in illiquid securities. The Board of Directors is also responsible for determining the credit quality of municipal leases, on an ongoing basis, including an assessment of the likelihood that the lease will not be canceled.

The Trust expects that, on behalf of the Tax Exempt Portfolio and the Tax Exempt Limited Term Portfolio, it will not invest more than 25% of each Fund's total assets in municipal obligations whose issuers are located in the same state or more than 25% of each Fund's total assets in municipal obligations the security of which is derived from any one category. There could be economic, business or political developments which might affect all municipal obligations of a similar type. However, the Trust believes that the most important consideration affecting risk is the quality of particular issues of municipal obligations rather than factors affecting all, or broad classes of, municipal obligations.

Amortized Cost Valuation of Portfolio Securities. Pursuant to Rule 2a-7 under the 1940 Act, each of the U.S. Treasury Portfolio, Domestic Prime Portfolio and the Tax Exempt Portfolio (the "Money Market Funds") uses the amortized cost method of valuing its investments, which facilitates the maintenance of the Money Market Funds' per share net asset value at $1.00. The amortized cost method involves initially valuing a security at its cost and thereafter amortizing to maturity any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

Consistent with the provisions of the 1940 Act, the Money Market Funds maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having effective maturities of 397 days or less, and invest only in securities determined by or under the direction of the Board of Directors to be of high quality with minimal credit risks.

The Board of Directors has also established procedures designed to stabilize, to the extent reasonably possible, the Money Market Funds' price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Money Market Funds' investments by the Board of Directors at such intervals as they deem appropriate to determine whether each Fund's net asset value calculated by using available market quotations or market equivalents (i.e., determination of value by reference to interest rate levels, quotations of comparable securities and other factors) deviates from $1.00 per share based on amortized cost. Market quotations and market equivalents used in such review may be obtained from an independent pricing service approved by the Board of Directors.

The extent of deviation between any Money Market Fund's net asset value based upon available market quotations or market equivalents and $1.00 per share based on amortized cost, will be periodically examined by the Board of Directors. If such deviation exceeds 1/2 of 1%, the Board of Directors will promptly consider what action, if any, will be initiated. In the event the Board of Directors determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, they will take such corrective action as they regard to be necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding part or all of dividends or payment of distributions from capital or capital gains; redemptions of shares in kind; or establishing a net asset value per share by using available market quotations or equivalents. Each Money Market Fund may hold cash for the purpose of stabilizing its net asset value per share. Holdings of cash, on which no return is earned, would tend to lower the yield on the Money Market Funds' shares.

Variable Rate Demand Instruments. The Domestic Prime Portfolio, Tax Exempt Portfolio, Limited Term Portfolio and Tax Exempt Limited Term Portfolio may purchase variable rate demand instruments.

Variable rate demand instruments that the Funds will purchase are tax exempt Municipal Obligations or taxable (variable amount master demand notes) debt obligations that provide for a periodic adjustment in the interest rate paid on the instrument and permit the holder to demand payment of the unpaid principal balance plus accrued interest at specified intervals upon a specified number of days' notice either from the issuer or by drawing on a bank letter of credit, a guarantee, insurance or other credit facility issued with respect to such instrument.

The variable rate demand instruments in which the Funds may invest are payable on not more than thirty calendar days' notice either on demand or at specified intervals not exceeding one year depending upon the terms of the instrument. The terms of the instruments provide that interest rates are adjustable at intervals ranging from daily to up to one year and their adjustments are based upon the prime rate of a bank or other appropriate interest rate adjustment index as provided in the respective instruments. The Trust will decide which variable rate demand instruments it will purchase in accordance with procedures prescribed by its Board of Directors to minimize credit risks. A Fund utilizing the amortized cost method of valuation may only purchase variable rate demand instruments if (i) the instrument is subject to an unconditional demand feature, exercisable by the Fund in the event of default in the payment of principal or interest on the underlying securities, and such unconditional demand feature qualifies as an Eligible Security. If an instrument is ever deemed to be of less than high quality, the Fund either will sell it in the market or exercise the demand feature.

The variable rate demand instruments that the Funds may invest in include participation certificates purchased by the Funds from banks, insurance companies or other financial institutions in fixed or variable rate, tax-exempt Municipal Obligations (expected to be concentrated in IRBs) or taxable debt obligations (variable amount master demand notes) owned by such institutions or affiliated organizations. A participation certificate gives the Funds an undivided interest in the obligation in the proportion that the Fund's participation interest bears to the total principal amount of the obligation and provides the demand repurchase feature described below. Where the institution issuing the participation does not meet the Fund's high quality standards, the participation is backed by an irrevocable letter of credit or guaranty of a bank (which may be a bank issuing a confirming letter of credit, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the certificate of participation or a bank serving as agent of the issuer with respect to the possible repurchase of the issue) or insurance policy of an insurance company that the Board of Directors of the Trust has determined meets the prescribed quality standards for the Fund. However, immediately after the acquisition of any securities subject to a demand feature of guarantee (as such terms are defined in the 1940 Act), with respect to 75% of the total assets of each of the Money Market Funds, not more than 10% of such assets may be invested in securities that are subject to a guarantee or demand feature from the same institution. Each of the Money Market Funds, however, may only invest more than 10% of its assets in securities subject to a guarantee or demand feature issued by a non-controlled person (as such term is defined in the 1940 Act). The Funds have the right to sell the participation certificate back to the institution and, where applicable, draw on the letter of credit, guarantee or insurance after no more than 30 days' notice either on demand or at specified intervals not exceeding 397 days (depending on the terms of the participation), for all or any part of the full principal amount of the Fund's participation interest in the security, plus accrued interest. The Funds intend to exercise the demand only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to the Fund in order to make redemptions of the Fund shares, or (3) to maintain a high quality investment portfolio. The institutions issuing the participation certificates will retain a service and letter of credit fee (where applicable) and a fee for providing the demand repurchase feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased by the Fund. The total fees generally range from 5% to 15% of the applicable prime rate or other interest rate index. With respect to insurance, the Funds will attempt to have the issuer of the participation certificate bear the cost of the insurance, although the Funds retain the option to purchase insurance if necessary, in which case the cost of insurance will be an expense of the Fund subject to the expense limitation on investment company expenses prescribed by any state in which the Fund's shares are qualified for sale. The Advisor has been instructed by the Trust's Board of Directors to continually monitor the pricing, quality and liquidity of the variable rate demand instruments held by the Fund, including the participation certificates, on the basis of published financial information and reports of the rating agencies and other bank analytical services to which the Fund may subscribe. Although these instruments may be sold by the Fund, the Fund intends to hold them until maturity, except under the circumstances stated above (see "Taxes").

While the value of the underlying variable rate demand instruments may change with changes in interest rates generally, the variable rate nature of the underlying variable rate demand instruments should minimize changes in value of the instruments. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed income securities. The Funds may contain variable rate demand instruments on which stated minimum or maximum rates, or maximum rates set by state law limit the degree to which interest on such variable rate demand instruments may fluctuate; to the extent it does, increases or decreases in value may be somewhat greater than would be the case without such limits. Additionally, the Funds may contain variable rate demand participation certificates in fixed rate Municipal Obligations and taxable debt obligations. The fixed rate of interest on these obligations will be a ceiling on the variable rate of the participation certificate. In the event that interest rates increased so that the variable rate exceeded the fixed rate on the obligations, the obligations could no longer be valued at par and this may cause the Funds to take corrective action, including the elimination of the instruments. Because the adjustment of interest rates on the variable rate demand instruments is made in relation to movements of the applicable banks' "prime rate", or other interest rate adjustment index, the variable rate demand instruments are not comparable to long-term fixed rate securities.1 Accordingly, interest rates on the variable rate demand instruments may be higher or lower than current market rates for fixed rate obligations or obligations of comparable quality with similar maturities.

For purposes of determining whether a variable rate demand instrument held by a Fund matures within 397 days from the date of its acquisition, the maturity of the instrument will be deemed to be the longer of (1) the period required before the Fund is entitled to receive payment of the principal amount of the instrument or (2) the period remaining until the instrument's next interest rate adjustment. The maturity of a variable rate demand instrument will be determined in the same manner for purposes of computing the Funds' dollar-weighted average portfolio maturity. If a variable rate demand instrument ceases to meet the investment criteria of the Fund, it will be sold in the market or through exercise of the repurchase demand.

When-Issued Securities. All Funds may purchase debt obligations offered on a "when-issued" or "delayed delivery" basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase of debt obligations; during the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest accrues to the purchaser. To the extent that assets of a Fund are not invested prior to the settlement of a purchase of securities, that Fund will earn no income; however, it is intended that each Fund will be fully invested to the extent practicable and subject to the policies stated above. While when-issued securities may be sold prior to the settlement date, it is intended that each Fund will purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a debt obligation on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The Trust does not believe that the net asset value or income of the Funds' securities portfolios will be adversely affected by their purchase of debt obligations on a when-issued basis. Each Fund will establish a segregated account in which it will maintain cash and liquid high grade debt securities equal in value to commitments for when-issued securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date.

Stand-by Commitments. When the Funds purchase Municipal Obligations they may also acquire stand-by commitments from banks and other financial institutions with respect to such Municipal Obligations. Under a stand-by commitment, a bank or broker-dealer agrees to purchase at the Fund's option a specified Municipal Obligation at a specified price with same day settlement. A stand-by commitment is the equivalent of a "put" option acquired by the Fund with respect to a particular Municipal Obligation held in its portfolio.

----------------------------
1. The "prime rate" is generally the rate charged by a bank to its most creditworthy customers for short term loans. The prime rate of a particular bank may differ from other banks and will be the rate announced by each bank on a particular day. Changes in the prime rate may occur with great frequency and generally become effective on the date announced.



The amount payable to the Fund upon its exercise of a stand-by commitment normally would be (1) the acquisition cost of the Municipal Obligation (excluding any accrued interest that the Fund paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the security plus (2) all interest accrued on the security since the last interest payment date during the period the security was owned by the Fund. Absent unusual circumstances relating to a change in market value, the Fund would value the underlying Municipal Obligation at amortized cost. Accordingly, the amount payable by a bank or dealer during the time a stand-by commitment is exercisable would be substantially the same as the market value of the underlying Municipal Obligation.

The Fund's right to exercise a stand-by commitment would be unconditional and unqualified. A stand-by commitment would not be transferable by the Fund, although it could sell the underlying Municipal Obligation to a third party at any time.

The Advisor expects that stand-by commitments generally will be available without the payment of any direct or indirect consideration. However, if necessary and advisable, the Fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the Fund would not exceed 1/2 of 1% of the value of the Fund's total assets calculated immediately after each stand-by commitment was acquired.

The Fund would enter into stand-by commitments only with banks and other financial institutions that, in the Advisor's opinion, present minimal credit risks and where the issuer of the Municipal Obligation meets the investment criteria of the Fund. The Fund's reliance upon the credit of these banks and broker-dealers would be supported by the value of the underlying Municipal Obligations held by the Fund that were subject to the commitment.

The Fund intends to acquire stand-by commitments solely to facilitate Fund liquidity and does not intend to exercise its rights thereunder for trading purposes. The purpose of this practice is to permit the Fund to be fully invested in securities the interest on which is exempt from federal income taxes while preserving the necessary liquidity to purchase securities on a when-issued basis, to meet unusually large redemptions and to purchase at a later date securities other than those subject to the stand-by commitment.

The acquisition of a stand-by commitment would not affect the valuation or assumed maturity of the underlying Municipal Obligations which will continue to be valued in accordance with the amortized cost method. Stand-by commitments acquired by the Funds would be valued at zero in determining net asset value. In those cases in which the Fund paid directly or indirectly for a stand-by commitment, its cost would be reflected as unrealized depreciation for the period during which the commitment is held by the Fund. Stand-by commitments would not affect the dollar weighted average maturity of the Fund. The maturity of a security subject to a stand-by commitment is longer than the stand-by repurchase date.

The stand-by commitments that the Funds may enter into are subject to certain risks, which include the ability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, the fact that the commitment is not marketable by the Funds, and that the maturity of the underlying security will generally be different from that of the commitment.

In addition, the Fund may apply to the Internal Revenue Service (the "IRS") for a ruling, or seek from its counsel an opinion, that interest on Municipal Obligations subject to stand-by commitments will be exempt from federal income taxation (see "Taxes"). In the absence of a favorable tax ruling or opinion of counsel, the Funds will not engage in the purchase of securities subject to stand-by commitments.

Repurchase Agreements. When a Fund purchases securities, it may enter into a repurchase agreement with the seller wherein the seller agrees, at the time of sale, to repurchase the security at a mutually agreed upon time and price. A Fund may enter into repurchase agreements with member banks of the Federal Reserve System and with broker-dealers who are recognized as primary dealers in United States government securities by the Federal Reserve Bank of New York.
Although the securities subject to the repurchase agreement might bear maturities exceeding one year, settlement for the repurchase would never be more than 397 days after the Fund's acquisition of the securities and normally would be within a shorter period of time. The resale price will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Fund's money will be invested in the security, and will not be related to the coupon rate of the purchased security. At the time a Fund enters into a repurchase agreement the value of the underlying security, including accrued interest, will be equal to or exceed the value of the repurchase agreement, and, in the case of a repurchase agreement exceeding one day, the seller will agree that the value of the underlying security, including accrued interest, will at all times be equal to or exceed the value of the repurchase agreement. Repurchase agreements that do not mature within seven days of purchase will be deemed illiquid and will be subject to the 10% limitation. Each Fund may engage in a repurchase agreement with respect to any security in which that Fund is authorized to invest, even though the underlying security may mature in more than one year. The collateral securing the seller's obligation must be of a credit quality at least equal to the Fund's investment criteria for Fund securities and will be held by the Fund's Custodian or in the Federal Reserve Book Entry System.

For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from a Fund to the seller subject to the repurchase agreement and is therefore subject to that Fund's investment restriction applicable to loans. It is not clear whether a court would consider the securities purchased by a Fund subject to a repurchase agreement as being owned by that Portfolio or as being collateral for a loan by that Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the security under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the security. If the court characterized the transaction as a loan and a Fund has not perfected a security interest in the security, that Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for a Fund, the Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, in which case a Fund may incur a loss if the proceeds to that Fund of the sale to a third party are less than the repurchase price. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund involved will direct the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

Reverse Repurchase Agreements. Reverse repurchase agreements involve the sale of securities held by a Fund pursuant to an agreement to repurchase the securities at an agreed upon price and date. Each Fund is permitted to enter into reverse repurchase agreements for liquidity purposes or when it is able to purchase other securities which will produce more income than the cost of the agreement. Each Fund may enter into reverse repurchase agreements only with those member banks of the Federal Reserve System and broker-dealers who are recognized as primary dealers in U.S. government securities by the Federal Reserve Bank of New York whose creditworthiness has been reviewed and found satisfactory by the Trust's Board of Directors. When engaging in reverse repurchase transactions, the Funds will maintain, in a segregated account with its Custodian, securities equal in value to those subject to the agreement. These agreements are considered to be borrowings and therefore are included in the asset restriction contained under "Investment Restrictions" relating to borrowings.

The Fund could experience delays in recovering securities in the event of the bankruptcy of the other party to a reverse repurchase agreement and could experience a loss to the extent that the value of the securities may have decreased in the meantime.

Participation Interests. The Domestic Prime Portfolio, Tax Exempt Portfolio, Limited Term Portfolio and Tax Exempt Limited Term Portfolio may purchase from banks participation interests in all or part of specific holdings of Municipal or other debt obligations (including corporate loans). Where the institution issuing the participation does not meet the Fund's quality standards, the participation may be backed by an irrevocable letter of credit or guarantee that the Board of Directors has determined meets the prescribed quality standards of each Fund. Thus, even if the credit of the selling bank does not meet the quality standards of a Fund, the credit of the entity issuing the credit enhancement will. Each Fund will have the right to sell the participation interest back to the bank for the full principal amount of the Fund's interest in the Municipal or debt obligation plus accrued interest, but only (1) as required to provide liquidity to that Portfolio, (2) to maintain the quality standards of each Fund's investment portfolio or (3) upon a default under the terms of the debt obligation. The selling bank may receive a fee from a Fund in connection with the arrangement. The terms of certain of the participations in corporate loans in which a Fund may invest may not enable the Fund to sell such instrument to the bank, and the secondary markets, if any, for such instruments are extremely limited. When purchasing bank participation interests, the Fund will treat both the bank and the underlying borrower as the issuer of the instrument for the purpose of complying with the diversification requirement of investment restriction number 3 discussed below.

Bank Obligations, Certificates of Deposit and Bankers' Acceptances. All the Funds, except the U.S. Treasury Portfolio, may purchase certificates of deposit, bankers' acceptances and other obligations issued or guaranteed by the 50 largest banks in the United States. For this purpose banks are ranked by total deposits as shown by their most recent annual financial statements. The "other obligations" in which the Portfolio may invest include instruments (such as bankers' acceptances, commercial paper and certificates of deposit) issued by U.S. subsidiaries of the 50 largest banks in the U.S. where the instruments are guaranteed as to principal and interest by such banks. In addition, the Limited Term Portfolio may also purchase certificates of deposit, bankers' acceptances and other obligations (or instruments secured by such obligations) of (i) domestic banks subject to regulation by the U.S. Government or its agencies (such as the Federal Reserve Board, the Comptroller of the Currency, or the FDIC) and having total assets of over $1 billion unless their obligations are guaranteed by their parent bank, which has assets of over $5 billion; (ii) foreign branches of these banks ("Euros"); (iii) United States branches of foreign banks of equivalent size ("Yankees"); and (iv) foreign banks. The Fund limits investments in foreign bank obligations to U.S. dollar denominated obligations of foreign banks which have more than $10 billion of assets, are among the 75 largest in the world, and have branches or agencies in the U.S. See "Foreign Securities" herein for further discussion of the risks inherent in such investments. At the time the Fund invests in any certificate of deposit, bankers' acceptance or other bank obligation, the issuer or its parent must have its debt rated within the quality standards of the Fund or if unrated be of comparable quality as determined by the Trust's Board of Directors.

United States Government Obligations. The Domestic Prime Portfolio and the Limited Term Portfolio may purchase any obligations issued or guaranteed by the United States Government or by its agencies or instrumentalities. Securities issued or guaranteed as to principal and interest by the United States Government or by agencies or instrumentalities thereof include obligations of several different kinds. Such securities in general include a variety of United States Treasury obligations, consisting of bills, notes and bonds, which principally differ only in their interest rates, maturities and times of issuance, and obligations issued or guaranteed by United States Government agencies and instrumentalities which are supported by (a) the full faith and credit of the United States Treasury (such as Government National Mortgage Association participation certificates), (b) the limited authority of the issuer to borrow from the United States Treasury (such as securities of the Student Loan Marketing Association), (c) the authority of the United States Government to purchase certain obligations of the issuer (such as securities of the Federal National Mortgage Association), or (d) only the credit of the issuer. No assurance can be given that the United States Government will provide financial support to United States Government agencies or instrumentalities as described in clauses (b), (c) or (d) above in the future, other than as set forth above, since it is not obligated to do so by law. Certain instruments issued or guaranteed by the United States Government or agencies thereof which have a variable rate of interest readjusted no less frequently than annually are deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

Securities issued or guaranteed as to principal and interest by the United States Government may be acquired by the Domestic Prime Portfolio and the Limited Term Portfolio in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain United States Treasury notes or bonds. Such notes and bonds are held in custody by a bank on behalf of the owners. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investment Growth Receipts" ("TIGRs") and "Certificates of Accrual on Treasury Securities" ("CATS"). These Funds may also invest in separately traded principal and interest components of securities issued or guaranteed by the United States Treasury. The principal and interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS"). Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently. These Funds may also invest in stripped mortgage-backed securities that represent beneficial ownership interests in either principal or interest distributions on certain mortgage pass-through certificates which are guaranteed by the Federal National Mortgage Association. Such certificates are held by a trust which sells such securities through the Federal Reserve.

Securities guaranteed as to principal and interest by the United States Government, its agencies or instrumentalities are deemed to include securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the United States Government, its agencies or instrumentalities.

Mortgage-Backed Securities. Certain of the Funds may purchase securities issued or guaranteed by federal agencies or U.S. Government sponsored corporations. Such securities include those issued and guaranteed by the Government National Mortgage Association (GNMA, or "Ginnie Mae"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC").

GNMA Mortgage-Backed Securities are mortgage-backed securities representing part ownership of a pool of mortgage loans. These loans issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations are either insured by the Federal Housing Administration (FHA) or guaranteed by the Veterans Administration (VA). A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA (a U.S. Government corporation within the U.S. Department of Housing and Urban Development) the timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. Government.

As mortgage-backed securities, GNMAs differ from bonds in that principal is paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity. GNMAs are called "pass-through" securities because both interest and principal payments, including prepayments, are passed through to the holder of the security (in this case, the Fund).

The payment of principal of the underlying mortgages may exceed the minimum required by the schedule of payments for the mortgages. Such prepayments are made at the option of the mortgagors for a wide variety of reasons reflecting their individual circumstances and may involve capital losses if the mortgages were purchased at a premium. For example, mortgagors may speed up the rate at which they prepay their mortgages when interest rates decline sufficiently to encourage refinancing. A Fund, when such prepayments are passed through to it, may be able to reinvest them only at a lower rate of interest. The Advisor, in determining the attractiveness of GNMAs relative to alternative fixed income securities, and in choosing specific GNMA issues, will have made assumptions as to the likely speed of prepayment. Actual experience may vary from these assumptions, resulting in a higher or lower investment return than anticipated.

FNMA is a U.S. Government sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases residential mortgages from a list of approved seller/services, which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage banks. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government.

FHLMC is a corporate instrumentality of the U.S. Government, created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. FHLMC issues Federal Home Loan Mortgage Corporation Participation Certificates ("PCs") which represent interests in mortgages from FHLMC's mortgage portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

FHLMC PCs differ from FNMA pass-through in that the mortgages underlying PCs are mostly conventional mortgages rather than FHA insured or VA guaranteed mortgages, although FHLMC has occasionally purchased FHA or VA loans. However, in several other respects (such as the monthly pass-through of interest and principal and the unpredictability of future prepayment experience) PCs are similar to FNMAs.

The Funds, except the U.S. Treasury Portfolio, may also invest in Collateralized Mortgage Obligations ("CMOs"), a type of mortgage-backed security. CMOs are debt securities collateralized by mortgage-backed certificates issued by federal agencies or U.S. Government sponsored corporations such as GNMA, FNMA and FHLMC. The payment of CMOs depends upon the cash flow from the pool of mortgages represented by the mortgage-backed certificates.

CMOs are divided into multiple classes. Generally, the interest on the classes is distributed currently to the holders of each class. However, principal is not paid in this manner. Instead, holders of the first class receive all payments of principal until their bond is fully paid. Thereafter, principal is paid on each succeeding class with the earliest maturing securities retired first.

One or more classes, usually the last, may be zero-coupon bonds ("Z bonds"). The cash flow that would otherwise be used to pay interest on this class is used instead to pay principal on the earlier maturing classes. After all prior classes are retired, the Z bond pays interest and principal until final maturity. Interest accrued but not paid on the Z bond is added to the principal of the Z bond and thereafter accrues interest.

Any guarantee or insurance on a mortgage-backed certificate does not extend to a Fund's investments in CMOs. There is a possibility of limited liquidity as there is no assurance that a secondary market will develop for CMOs or, if such market does develop, that it will provide a Fund with liquidity or remain for the term of the investment. If an event of default occurs with respect to the CMOs purchased by a Fund, there can be no assurance that the collateral pledged as security therefor will be sufficient to pay the principal and interest due on such bonds. The payment of principal of the underlying mortgages may exceed the minimum required by the schedule of payments for the mortgages. Such prepayments are made at the option of the mortgagors for a wide variety of reasons reflecting their individual circumstances and may involve capital losses if the mortgages were purchased at a premium. For example, mortgagors may speed up the rate at which they prepay their mortgages when interest rates decline sufficiently to encourage refinancing. The Advisor, in determining the attractiveness of CMO's relative to alternative fixed income securities, and in choosing specific CMO issues, will have made assumptions as to the likely speed of prepayment. Actual experience may vary from these assumptions, resulting in a higher or lower investment return than anticipated.

Foreign Securities. The Limited Term Portfolio may invest in certain foreign securities. Investment in obligations of foreign issuers and in foreign branches of domestic banks involves somewhat different investment risks from those affecting obligations of United States domestic issuers. There may be limited publicly available information with respect to foreign issuers and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than in the United States. Foreign securities markets have substantially less volume than national securities exchanges and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on foreign investments as compared to dividends and interest paid to the Fund by domestic companies. Additional risks include future political and economic developments, the possibility that a foreign jurisdiction might impose or change withholding taxes on income payable with respect to foreign securities, the possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits and the possible adoption of foreign governmental restrictions such as exchange controls.

Privately Placed Securities. All the Funds, except the U.S. Treasury Portfolio, may invest in securities issued as part of privately negotiated transactions between an issuer and one or more purchasers. Except with respect to securities subject to Rule 144A of the Securities Act of 1933 (the "Securities Act") which are discussed below, these securities are typically not readily marketable, and therefore are considered illiquid securities. The price these Funds pay for illiquid securities, and any price received upon resale, may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of privately placed securities by these Funds will reflect any limitations on their liquidity. As a matter of policy, none of the Funds will invest more than 10% of the market value of the net assets of the Fund in repurchase agreements maturing in over seven days and other illiquid investments.

The Funds may purchase securities that are not registered ("restricted securities") under the Securities Act but can be offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act. These Funds may also purchase certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act ("4(2) Paper"). However, each Fund will not invest more than 10% of its net assets in illiquid investments, which include securities for which there is no ready market, securities subject to contractual restriction on resale, certain investments in asset-backed and receivable-backed securities and restricted securities (unless, with respect to these securities and 4(2) Paper, the Trust's Board of Directors continuously determine, based on the trading markets for the specific restricted security, that it is liquid). The Board of Directors may adopt guidelines and delegate to the Investment Advisor the daily function of determining and monitoring liquidity of restricted securities and 4(2) Paper. The Board of Directors, however, will retain sufficient oversight and be ultimately responsible for the determinations.

Since it is not possible to predict with assurance exactly how this market for restricted securities sold and offered under Rule 144A will develop, the Board of Directors will carefully monitor the Funds' investments in these securities, focusing on such factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Funds to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

Hedging Instruments. Hedging is a means of transferring risk which an investor does not desire to assume during an uncertain market environment. The Limited Term Portfolio and the Tax Exempt Limited Term Portfolio are permitted to enter into transactions solely (a) to hedge against changes in the market value of portfolio securities or (b) to close out or offset existing positions. The transactions must be appropriate for the reduction of risk; they cannot be for speculation. The Limited Term Portfolio and the Tax Exempt Limited Term Portfolio may (a) sell futures contracts on non-municipal and municipal debt securities and indexes of non-municipal and municipal debt securities, respectively, and (b) purchase or write (sell) options on these futures, on non-municipal and municipal debt securities and on indexes of non-municipal and municipal debt securities traded on registered securities exchanges and contract markets, respectively.

Financial futures contracts obligate the seller to deliver a specific type of security, at a specified time for a specified price. The contracts may be satisfied by actual delivery of the securities or by an offsetting transaction. There are risks associated with the use of futures contracts for hedging purposes. In certain market conditions, as with rising interest rates, futures contracts may not completely offset a decline in value of portfolio securities. It may not always be possible to execute a buy or sell order at the desired price or to close out an open position due to market conditions, limits on open positions, and/or daily price fluctuation limits. Changes in market interest rates may differ substantially from those anticipated when hedge positions were established. If a Fund has hedged against rising interest rates and they decline, the value of the Fund will increase, but at least part of the benefit of the increase will be lost because of losses in the Fund's futures positions. The Fund may have to sell securities to meet daily maintenance margin requirements. The risk of loss to the Fund is theoretically unlimited when the Fund sells a futures contract because the Fund is obligated to make delivery unless the contract is closed out, regardless of fluctuations in the price of the underlying security.

The Funds may also purchase put options or write (sell) call options on non-municipal debt securities. In the event that options on municipal debt securities became available, the Tax Exempt Limited Term Portfolio would consider purchasing or selling these options. The Funds may purchase call options and write (sell) put options on debt securities to close out open positions, purchase put options to protect its holding from a decline in market value, and write call options. The Funds may also purchase put options and write call options on futures contracts which are traded on a United States exchange or board of trade and enter into closing transactions with respect to these options. The Funds may use options on futures contracts under the same conditions it uses put and call options on debt securities. The effect of a futures contract may also be created by simultaneous purchase of a put and sale of a call option on the same security. When the Fund purchases a put option or call option, the maximum risk of loss to the Fund is the price of the option purchased. The use of options as a hedge rather than financial futures contracts may result in partial hedges because of the limits inherent in the exercise prices. The Fund will not invest more than 5% of its net assets in premiums on put options.

The Tax Exempt Limited Term Portfolio may also utilize futures contracts on municipal bond indexes or related put and call options on these index contracts. The Fund's strategies in employing these contracts would be similar to the strategies applicable to futures and options contracts generally. The Fund may also buy put options and sell call options on municipal bond index futures or on municipal bond indexes.

The hedging activities of the Funds are subject to several additional restrictions. A Fund may not enter into futures contracts or related options if immediately thereafter the sum of the amount of initial and variation margin deposits on outstanding futures contracts and premiums paid for related options would exceed 20% of the market value of its total assets. In addition, it may not enter into futures contracts or purchase or sell related options (other than offsetting existing positions) if immediately thereafter the sum of the amount of initial margin deposits on outstanding futures contracts and premiums paid for related options would exceed 5% of the market value of its total assets. A Fund's ability to engage in hedging activities is also restricted by the requirements to "cover" any sale of a futures contract with securities held in the Fund and to establish and maintain segregated accounts (which may be invested only in liquid assets such as cash, U.S. government securities and other high grade debt obligations) equal to the amount of any futures contract purchased by the Fund. A segregated account freezes those assets of the Fund and renders them unavailable for sale or other disposition. These requirements may thus reduce the Fund's flexibility in making investment decisions with respect to such assets. The Funds' ability to engage in hedging activities may be further limited by certain income tax considerations. See "Taxes".

To the extent the Funds use hedging instruments which do not involve specific portfolio securities, offsetting price changes between the hedging instruments and the securities being hedged will not always be possible, and market value fluctuations of the Fund may not be completely eliminated. When using hedging instruments that do not specifically correlate with securities in the Fund, the Advisor will attempt to create a very closely correlated hedge. Hedging activities based on non-municipal debt securities or indexes may not correlate as closely to the Funds as hedging activities based on municipal debt securities or indexes. Less closely correlated hedges are likely to occur if a Fund hedges municipal securities with a futures contract on United States government obligations, other non-municipal securities or an index that does not include municipal securities. This type of hedging activity may be useful to a Fund, especially where closely correlated hedging activities based on municipal securities or indexes are not available.

Brokerage commissions on financial futures and options transactions and premium costs for purchasing options may tend to reduce a Fund's yield.

Loan of Portfolio Securities. Each Fund may from time to time lend securities on a short term basis to banks, brokers and dealers and receive as collateral cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or irrevocable bank letters of credit (or any combination thereof), which collateral will be marked to market daily and will be required to be maintained at all times in an amount equal to at least 100% of the current value of the loaned securities plus accrued interest. Such loans are not made with respect to any Fund if as a result the aggregate of all outstanding loans exceeds one-third of the value of the Fund's total assets. Securities lending will afford a Fund the opportunity to earn additional income because the Fund will continue to be entitled to the interest payable on the loaned securities and also will either receive as income all or a portion of the interest on the investment of any cash loan collateral or, in the case of collateral other than cash, a fee negotiated with the borrower. Such loans will be terminable at any time. Loans of securities involve risks of delay in receiving additional collateral or in recovering the securities lent or even loss of rights in the collateral in the event of the insolvency of the borrower of the securities. A Fund will have the right to retain record ownership of loaned securities in order to exercise beneficial rights. A Fund may pay reasonable fees in connection with arranging such loans. The Fund will not lend its securities to any officer, partner, Director, employee, or affiliate of the Trust, or the Advisor.

Puts for the Tax Exempt Portfolios. The Tax Exempt Money Market Portfolio and the Tax Exempt Limited Term Portfolio may purchase municipal bonds or notes with the right to resell them at an agreed price or yield within a specified period prior to maturity to facilitate portfolio liquidity. This right to resell is known as a put. The aggregate price paid for securities with puts may be higher than the price which otherwise would be paid. Consistent with the investment objectives of these Funds and subject to the supervision of the Board of Directors, the purpose of this practice is to permit the Funds to be fully invested in tax exempt securities while maintaining the necessary liquidity to purchase securities on a when-issued basis, to meet unusually large redemptions, to purchase at a later date securities other than those subject to the put and in the case of the Tax Exempt Limited Term Portfolio, to facilitate the Advisor's ability to manage the portfolio actively. The principal risk of puts is that the put writer may default on its obligation to repurchase. The Advisor will monitor each writer's ability to meet its obligations under puts. See "Investment Restrictions" and "Taxes" herein.

The amortized cost method is used by the Domestic Prime Portfolio and the Tax Exempt Portfolio to value any municipal securities; no value is assigned to any puts on such municipal securities. This method is also used by the Tax Exempt Limited Term Portfolio to value certain high quality municipal securities which meet the requirements specified for use of the amortized cost method; when these securities are subject to puts separate from the underlying securities, no value is assigned to the puts. The cost of any such put is carried as an unrealized loss from the time of purchase until it is exercised or expires.


                                              INVESTMENT RESTRICTIONS


Unless specified to the contrary, the following investment restrictions may not be changed as to a Fund without the approval of a majority of the outstanding voting securities of that Fund which, under the 1940 Act and the rules thereunder and as used in this SAI, means the lesser of (1) 67% of the shares of a Fund present at a meeting if the holders of more than 50% of the outstanding shares of that Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of a Fund.2

The Trust may not, on behalf of a Fund:

(1) with regard to the Domestic Prime Portfolio, invest more than 5% of its total assets in securities of any one issuer, except obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities; however, the Fund may invest more than 5% of their total assets in the First Tier Securities of a single issuer for a period of up to three business days;

(2) purchase securities (including warrants) other than those described in the Prospectuses as fundamental;

(3) except for the Domestic Prime Portfolio which is subject to Investment Restriction (1) above, with respect to 75% of the Fund's total assets, invest more than 5% of the value of the total assets in the securities of any one issuer, except obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities;
----------------------
2. Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, the Fund.

(4) purchase the securities of any issuer if such purchase would cause more than 10% of the voting securities of such issuer to be held by the Fund or if such securities were purchased for the purpose of exercising control;

(5) borrow money, except (a) from banks for extraordinary or emergency purposes (not for leveraging or investment) or (b) by engaging in reverse repurchase agreements, provided that (a) and (b) in the aggregate do not exceed an amount equal to one-third of the value of the total assets of that Fund less its liabilities (not including the amount borrowed) at the time of borrowing, and further provided that 300% asset coverage is maintained at all times;

(6)  purchase   securities  while  borrowings   (excluding   reverse  repurchase
agreements entered into for other than extraordinary or emergency purposes) exceed 5% of the Fund's total assets;

(7) mortgage, pledge, or hypothecate any assets except that a Fund may pledge not more than one-third of its total assets to secure borrowings made in accordance with Investment Restriction (5) above. However, although not a fundamental policy of the Trust, as a matter of operating policy in order to comply with certain state statutes, no Fund will pledge its assets in excess of an amount equal to 10% of net assets;

(8) act as underwriter of securities issued by others, except to the extent that the purchase of securities in accordance with the Fund's investment objectives and policies directly from the issuer thereof and the later disposition thereof may be deemed to be underwriting;

(9) make loans to other persons, except loans of portfolio securities and except to the extent that the purchase of debt obligations in accordance with the Fund's investment objectives and policies and the entry into repurchase agreements may be deemed to be loans;

(10) issue senior securities, except as appropriate to evidence indebtedness which a Fund is permitted to incur pursuant to Investment Restriction (5) and except for shares of the various series which may be established by the Board of Directors;

(11) purchase and sell real estate or invest in real estate limited partnerships or in limited partnership interests in real estate investment trusts which are not readily marketable (although a Fund may invest in securities of companies which deal in real estate and in other permitted investments secured by real estate), commodities, commodities contracts or oil and gas interests;

(12) invest more than 10% of the market value of the Fund's net assets in illiquid investments including repurchase agreements maturing in more than seven days and foreign securities, privately placed securities (including short term debt obligations issued pursuant to Section 4(2) of the Securities Act) and bank participation interests for which a readily available market does not exist;

(13) sell securities short or purchase securities on margin, or engage in the purchase and sale of a put, call, straddle or spread option or in writing such option except to the extent that securities subject to a demand obligation and stand-by commitments may be purchased as set forth herein and except that the Limited Term Portfolio and the Tax Exempt Limited Term Portfolio may purchase hedging instruments as described herein;

(14) acquire securities of other investment companies;

(15) lend portfolio securities in an amount exceeding in the aggregate one-third of the market value of the Fund's total assets, less liabilities other than obligations created by these transactions;

(16) invest more than 5% of the value of a Fund's total assets in the securities of issuers where the entity providing the revenues from which the issue is to be paid has a record, including predecessors, of fewer than three years of continuous operation, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

The Trust may not, on behalf of the Fund or Funds specified:

(17) with respect to the Tax Exempt Portfolio and the Tax Exempt Limited Term Portfolio, under normal market conditions, purchase securities if such purchase would cause less than 80% of the Fund's net assets to be invested in securities the income from which is exempt from regular federal income tax and not subject to alternative minimum tax; (18) with respect to the U.S. Treasury Portfolio, the Domestic Prime Portfolio and Limited Term Portfolio, invest more than 25% of the value of the Fund's total assets in securities of companies in the same industry (excluding U.S. Government securities and, as to Domestic Prime Portfolio only, certificates of deposit and bankers' acceptances of domestic banks); and

(19) with respect to the Tax Exempt Portfolio and Tax Exempt Limited Term Portfolio, purchase (i) pollution control and industrial revenue bonds or (ii) securities which are not Municipal Obligations, if in either case the purchase would cause more than 25% of the value of the Fund's total assets to be invested in companies in the same industry (for the purposes of this restriction wholly-owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of the parents).

                                              MANAGEMENT OF THE FUND


Directors and Officers

The Directors and Officers of the Trust and their principal occupations during the last five years are set forth below.


NAME, AGE, POSITION(S)                               PRINCIPAL OCCUPATIONS DURING
WITH TRUST AND ADDRESS                               PAST FIVE YEARS

* Thomas E. O'Connor, 55                             Consultant to the Advisor since April 1997.
   Director                                          President of Thomas E. O'Connor & Co., Inc.,
   One Corporate Center                              the general partner of Thomas E. O'Connor &
   Rye, New York 10580                               Co. L.P., which was the general partner of
                                                     the former  Advisor and Gabelli O'Connor
                                                     Fixed Income Management Co. (1985-1997)

+  Felix J. Christiana, 74                           Former Senior Vice President of Dollar Dry Dock
   Director                                          Savings Bank. Director/Trustee of 8 other
   35 Club Point Drive                               Gabelli funds.
   White Plains, New York 10604

   Robert C. Kolodny, M.D., 54                       Physician, author and lecturer (self-employed)
   Director                                          (1983-present). General Partner of KBS
   885 Oenoke Ridge Road                             Partnership, KBS II Investment Partnership,
   New Canaan, Connecticut 06840                     KBS III Investment Partnership, KBS IV Limited
                                                     Partnership, KBS New Dimensions, L.P., KBS
                                                     Global Opportunities, L.P. and KBS VII

---------------------------
+ Director, trustee or officer of investment companies advised by Gabelli Funds,
  LLC or its affiliates.
* "Interested person" of the Trust, as defined in the 1940 Act


NAME, AGE, POSITION(S)                               PRINCIPAL OCCUPATIONS DURING
WITH TRUST AND ADDRESS                               PASTFIVE YEARS

                                                     Limited Partnership, private investment
                                                     partnerships (1981-present). Medical
                                                     Director and Chairman of the Board of the
                                                     Behavioral Medicine Institute (1983-
                                                     present).

+ Anthony R. Pustorino, 73                  Former President of (1961- 1989) and consultant
  Director                                           to Pustorino, Puglisi & Co., P.C., certified public
  515 Madison Avenue                                 accountants;  Professor  of  Accounting  at,  Pace  University
                                                     (1965-
  New York, New York 10022                  present).  Director/Trustee of 8 other Gabelli funds.

  Mary E. Hauck, 56                                  Retired Senior Portfolio manager of the Gabelli
  Director                                           O'Connor Fixed Income Mutual Fund
  21 Bishop Park Road                                Management Company.
  P.O. Box 295
  Pound Ridge, New York 10576

+* Karl Otto Pohl, 69                                Member of the shareholder committee of Sal
   Director                                          Oppenheim Jr. & Cie. (private investment bank);
   One Corporate Center                              Former President of the Deutsche Bundesbank
   Rye, New York 10580                               (Germany's  Central  Bank) and  Chairman of its  Central  Bank
                                                     Council        (1980-1991);
                                                     Currently  board  member of
                                                     Gabelli  Asset   Management
                                                     Inc.;                Zurich
                                                     Versicherungs-Gesellschaft
                                                     (insurance);  International
                                                     Council  for  JP  Morgan  &
                                                     Co.,  &  Trizeeltahn  Corp.
                                                     Director/Trustee    of   14
                                                     other Gabelli funds.

+  Anthony J. Colavita, 64                           President and Attorney at Law in the law firm of
   Director                                          Anthony J. Colavita, P.C. since 1961; Director/
   575 White Plains Road                             Trustee of  12 other Gabelli funds.
   Eastchester, New York 10709

   Richard N. Daniel, 62                             Former Chairman and Chief Executive Officer,
   Director                                          Handy and Harman.
   One Corporate Center
   Rye, New York 10580-1434

 + Werner J. Roeder, M.D., 58                        Director of Surgery, Lawrence Hospital
   Director                                          and practicing private physician. Director/
   77 Pondfield Road                                 Trustee of 6 other Gabelli funds.
   Bronxsville, New York 10708

+  Anthonie C. van Ekris, 63                         Managing Director of Balmac International, Ltd.
  Director                                           Director of Spinnaker Industries, Inc. and Stahel
  One Corporate Center                               Mardmeyer A.Z.  Director/Trustee of  9 other Gabelli
  Rye, New York 10580-1434                           funds.

---------------------------
+ Director, trustee or officer of investment companies advised by Gabelli Funds,
  LLC or its affiliates.
* "Interested person" of the Trust, as defined in the 1940 Act.


NAME, AGE, POSITION(S)                               PRINCIPAL OCCUPATIONS DURING
WITH TRUST AND ADDRESS                               PAST FIVE YEARS

+   Bruce N. Alpert, 47                              Executive Vice President, Chief Operating Officer
    Vice President                                            of Gabelli Funds, LLC since 1988; President and
    One Corporate Center                             Director of Gabelli Advisers, Inc. and an officer of
    Rye, New York 10580                              all funds advised by Gabelli Funds, LLC and its affiliates.

   Ronald S. Eaker, 38                               Senior Portfolio Manager of the Advisor and
    President and Chief Investment Officer           its predecessor, Gabelli-O'Connor Fixed Income
    One Corporate Center                             Management Co.
    Rye, New York 10580-1434

   Henley L, Smith, 42                               Senior Portfolio Manager of the Advisor and its
    Vice President and Investment Officer            Predecessor.  Prior to joining the Advisor in 1987,
    One Corporate Center                             he was portfolio manager at Manufacturers Hanover
    Rye, New York 10580-1434                         Investment Corp. where he began in 1984.  From
                                                     1982-1984, he was portfolio
                                                     manager  for  Manufacturers
                                                     Hanover Trust Company.

   Judith  A. Raneri, 31                             Investment Officer of the Advisor and its
    Secretary, Treasurer and Investment Officer      predecessor since 1989.  Vice President and
    One Corporate Center                             Portfolio Manager of the Gabelli U.S. Treasury
    Rye, New York 10580                              Money Market Fund. Vice President of Gabelli
                                                     Funds Division of  Gabelli Funds, Inc. since April
                                                     1997.  Vice President of Gabelli Funds, LLC since
                                                     February 1999.


The Trust pays each Director who is not an employee of the Advisor or an affiliate company an annual fee of $4,000 and $500 for each regular meeting of the Board of Directors attended by the Director, and reimburses Directors for certain travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Trust pays each Director serving as a member of the Audit, Proxy and Nominating Committee a fee of $250 per meeting when assets under management by the Trust are below $100 million and $500 per meeting when assets under management by the Trust are above $100 million. For the fiscal year ended October 31, 1999 such fees paid totaled $30,753, $17,302 and $9,286 for the Domestic Prime Portfolio, Tax Exempt Portfolio and U.S.
Treasury Portfolio, respectively.



---------------------------
+ Director, trustee or officer of investment companies advised by Gabelli Funds,
  LLC or its affiliates.



Compensation Table

NAME OF PERSON,                    AGGREGATE COMPENSATION                AGGREGATE COMPENSATION
        POSITION                   FROM TRUST*                           FROM TRUST COMPLEX

Felix J. Christiana, Director      $6,500                                     $_____
Mary E. Hauck, Director            $6,000                                     $_____
Robert C. Kolodny, M.D., Director  $6,000                                     $_____
Anthony R. Pustorino, Director     $6,500                                     $_____
Anthony J. Colavita, Director      $6,000                                     $_____
Richard N. Daniel, Director        $6,000                                     $_____
Werner J. Roeder, Director         $6,000                                     $_____
Anthony van Ekris, Director        $6,000                                     $_____
Karl Otto Pohl++, Director         $1,500                                     $_____
Thomas O'Connor, Director          $0                                         $_____

There are no pension, retirement or other benefits payable by the Fund to any director or officer of the Fund.

--------------------
++ Mr. Pohl is a director of Gabelli Asset Management, Inc., the indirect parent company of the Advisor.

                                                Investment Advisor

The investment advisor for the Trust is Gabelli Fixed Income LLC (the "Advisor"), with offices at One Corporate Center, Rye, New York 10580-1434, a Delaware limited liability company organized in 1997. As of the date of this SAI, the Advisor is an investment manager, administrator or advisor only for the assets of the Trust and separate managed accounts for corporations, institutions, pension trusts, profit sharing trusts and high net worth individuals. The Advisor is a registered investment advisor under the 1940 Act. Mario J. Gabelli is the Chairman of the Board of Directors of Gabelli Asset Management Inc., which is the indirect majority owner of the Advisor. As a result, Mr. Gabelli may be deemed to be a "controlling person" of the Advisor. As of ______________, 2000 the Advisor and its affiliate, Darien Associates, served as investment advisor for assets aggregating in excess of $___ billion. The Advisor is an affiliate of Gabelli Asset Management Inc. which, through its affiliates, including the Advisor, acts as an investment manager, administrator or advisor for assets aggregating in excess of $___ billion as of ______________, 2000. Prior to April 14, 1997, Gabelli O'Connor Fixed Income Mutual Funds Management Company served as the Trust's Advisor ("Former Advisor").

Pursuant to the Advisory Agreements for each of the Funds, the Advisor manages the Fund's portfolio of securities and makes decisions with respect to the purchase and sale of investments, subject to the general supervision of the Board of Directors of the Trust.

The Advisor provides persons satisfactory to the Board of Directors of the Trust to serve as officers of the Trust. Such officers, as well as certain other employees and directors of the Trust, may be directors, officers or employees of the Advisor or its affiliates.

The Advisor also provides the Trust with supervisory personnel who will be responsible for supervising the performance of administrative services, accounting and related services, net asset value and yield calculation, reports to and filings with regulatory authorities, and services relating to such functions. However, the administrator will provide personnel who will be responsible for performing the operational components of such services. The personnel rendering such supervisory services may be employees of the Advisor, of its affiliates or of other organizations.

Fees. Set forth below as a percentage of average daily net assets are the advisory fees paid to the Advisor for each Fund pursuant to the Advisory
Agreements: the U.S. Treasury Portfolio, .30%; Domestic Prime Portfolio, .30%; Tax Exempt Portfolio, .30%; Limited Term Portfolio, .45%; and Tax Exempt Limited Term Portfolio, .45%. Any portion of the total fees received by the Advisor may be used by the Advisor to provide shareholder and administrative services and for distribution of Fund shares. See "Financial Statements" herein.


                                      Advisory Fees Paid by the Trust
                                     For the Years Ended October 31

                                        1999          1998            1997
                                        ----          ----            ----


Domestic Prime Money Market Portfolio $1,170,495    $886,379        $827,784

Tax Exempt Money Market Portfolio     $567,728      $575,919        $541,424

U.S. Treasury Money Market Portfolio  $348,614      $296,590        $311,763



None of these amounts, for the fiscal years ended October 31, 1999, 1998 and 1997, were voluntarily and irrevocably waived by the Advisor for any of these Funds. As of the date hereof, the other two Funds have not been activated by the Advisor. The Advisor may irrevocably waive its rights to any portion of the advisory fees and may use any portion of the advisory fees for purposes of shareholder and administrative services and distribution of the Trust's shares pursuant to the Trust's Distribution and Service Plans.


                                        ADMINISTRATOR AND SUB-ADMINISTRATOR



Administrator. The administrator for the Fund is Gabelli Funds, LLC (the "Administrator"). Pursuant to the Administration Agreement for each of the Funds, the Administrator provides all management and administrative services reasonably necessary for the Trust, other than those provided by the Advisor, subject to the supervision of the Trust's Board of Directors. Because of the services rendered the Trust by the Administrator and the Trust's Advisor, the Trust itself may not require any employees other than its officers, none of whom receive compensation from the Trust.

For the services rendered to the Trust by the Administrator, each Fund pays the Administrator a fee, computed daily and payable monthly, in accordance with the following schedule: (i) .10% of the first $500 million of aggregate average daily net assets of the Trust, (ii) .065% of the next $250 million of aggregate average daily net assets of the Trust, (iii) .055% of the next $250 million of aggregate average daily net assets of the Trust, and (iv) .050% of all aggregate average daily net assets of the Trust over $1 billion.

Under the Administration Agreement for each Fund, the Administrator provides all administrative services, including, without limitation: (i) provides services of persons competent to perform such administrative and clerical functions as are necessary to provide effective administration of the Trust, including maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the Trust's
Custodian and Advisor; (ii) oversees the performance of administrative and professional services to the Trust by others, including the Trust's Custodian;
(iii) prepares, but does not pay for, the periodic updating of the Trust's Registration Statement, Prospectuses and Statement of Additional Information in conjunction with Trust counsel, including the printing of such documents for the purpose of filings with the SEC and state securities administrators, prepares the Trust's tax returns, and prepares reports to the Trust's shareholders and the SEC; (iv) prepares in conjunction with Trust counsel, but does not pay for, all filings under the securities or "Blue Sky" laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification, of the Trust and/or its shares under such laws; (v) prepares notices and agendas for meetings of the Trust's Board of Directors and minutes of such meetings in all matters required by the 1940 Act to be acted upon by the Board of Directors; (vi) monitors daily and periodic compliance with respect to all requirements and restrictions of the 1940 Act, the Code and the Prospectuses; and (vii) monitors and evaluates daily income and expense accruals, and sales and redemptions of shares of the Funds.

Sub-Administrator. The Advisor has entered into a Sub-Administration Contract with PFPC Inc. (formerly known as First Data Investor Services Group, Inc.) (the "Sub-Administrator") 101 Federal Street, Boston, MA 02110, pursuant to which the Sub-Administrator provides certain administrative services necessary for the Trust operations but which do not concern the investment advisory and portfolio management services provided by the Advisor. For such services and the related expenses borne by the Sub-Administrator , the Advisor pays the Sub-Administrator on the first business day of each month a fee for the previous month at the following rates: .0275% on aggregate net assets of $0-$10 billion, .0125% on aggregate net assets of $10-$15 billion and .0100% on aggregate net assets over $15 billion, which together with the services rendered, is subject to re-negotiation if net assets exceed $20 billion. If the average revenue per fund in the Gabelli complex falls below $80,000 per annum, and there are more than 17 funds in the Gabelli complex whose annual revenue is less than $30,000 per annum, a minimum annual fee of $30,000 will be implemented for every Gabelli fund in excess of 17.


                                   CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT


The Trust's custodian is Custodial Trust Company (the "Custodian"), located at 101 Carnegie Center, Princeton, New Jersey 08540. Pursuant to a Custodian Agreement with the Trust, it is responsible for maintaining the books and records of the Trust's portfolio securities and cash. Subject to the supervision of the Advisor and Administrator, the Custodian maintains the Trust's portfolio transaction records. State Street Bank and Trust Company serves as transfer agent and dividend agent for the Trust and Boston Financial Data Services, Inc., an affiliate of State Street Bank and Trust Company, serves as the Trust's shareholder accounting agent pursuant to a Transfer Agency Agreement. Pursuant to such agreement, the transfer agent, among other things, performs the following services in connection with the Trust's shareholders of record: maintains shareholder records for each of the Trust's shareholders of record;
processes shareholder purchase and redemption orders; processes transfers and exchanges of shares of the Trust on the shareholder files and records; processes dividend payments and reinvestments; and assists in the mailing of shareholder reports and proxy solicitation materials.


                                                       TAXES


                                         [TO BE REVIEWED BY TRUST COUNSEL]

Each of the Funds of the Trust has qualified under the Code, as a regulated investment company. Each Fund will be treated as a separate corporation and generally will have to comply with the qualifications and other requirements applicable to regulated investment companies without regard to other Funds. The Funds intend to continue to qualify as regulated investment companies.
Qualification relieves the Funds of federal income taxes on taxable income and long-term capital gains distributed to their shareholders, provided that at least 90% of their investment company taxable income and 90% of their net tax exempt interest income is distributed and numerous other requirements are satisfied. The Trust's policy is to distribute as dividends each year 100% (and in no event less than 90%) of its investment company taxable income and tax exempt net interest income. If a Fund does not qualify as a regulated investment company, all of its taxable income would be taxable at corporate rates and no distributions would qualify as tax exempt.

The Code imposes a nondeductible 4% excise tax on a Fund unless it meets certain requirements with respect to distributions of ordinary income and capital gain net income. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of each Fund's ordinary income for the calendar year, plus at least 98% of the excess of its capital gains over its capital losses realized during the one-year period ending October 31 during such year. The Trust believes that this provision will not have any material impact on any Fund.

The Trust has adopted a policy of declaring dividends daily in an amount based on its net investment income. The amount of each daily dividend may differ from actual net investment income calculated in accordance with federal income tax principles. Dividend distributions will be made on the twentieth day of each month. Dividends paid from taxable income, and distributions of any realized short term capital gains (whether from tax exempt or taxable obligations) are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares of the Trust. It is not expected that any income distributions from the Funds will qualify for the dividends received deduction for corporations.

The Code permits tax exempt interest distributed by a regulated investment company to flow through as exempt interest dividends to its shareholders, provided that at least 50% of the value of its assets at the end of each quarter of its taxable year is invested in state, municipal and other obligations the interest on which is exempt under Section 103(a) of the Code. The Tax Exempt Portfolio and Tax Exempt Limited Term Portfolio intend to satisfy this 50% requirement in order to permit their distributions attributable to tax exempt interest to be treated by their shareholders as exempt interest dividends for federal income tax purposes. Distributions of exempt interest dividends are not subject to regular federal income taxes, but may be subject to the alternative minimum tax. Dividends paid by the Trust from taxable income on December 31 will be treated as received by shareholders on such date (and subject to tax in the shareholder's tax year in which such date occurs) for federal income tax purposes, notwithstanding actual receipt of the dividend in the following calendar year. Distributions of net realized capital gains (offset by any capital loss carry forwards) are made in October and, if necessary, to meet applicable distribution requirements, shortly after October 31, the Funds' fiscal year-end, except that the U.S. Treasury Portfolio, the Domestic Prime Portfolio and the Tax Exempt Portfolio include net short-term capital gain in their daily declarations of income.

Distributions derived from interest on certain private activity bonds that are exempt from regular federal income tax are tax preference items that may subject individual or corporate shareholders to liability (or increased liability) under the alternative minimum tax. However, at least 80 percent of the net assets of the Tax Exempt Portfolio and Tax Exempt Limited Term Portfolio will be invested in municipal obligations, the interest income on which is not treated as a tax preference item under the alternative minimum tax. In addition, because 75% of the difference between adjusted current earnings (including, generally, tax exempt income) and alternative minimum taxable income (determined without regard to this item) is an addition to the corporate alternative minimum tax base, all distributions derived from interest exempt from regular federal income tax may subject corporate shareholders to, or increase their liability under, the alternative minimum tax.

In certain cases, Subchapter S corporations with accumulated earnings and profits from Subchapter C years will be subject to a tax on "passive investment income," including exempt interest. For social security recipients, interest on tax exempt bonds, including tax exempt interest dividends paid by the Trust, is to be added to adjusted gross income for purposes of computing the amount of social security benefits includible in gross income.

With respect to the variable rate demand instruments and participation certificates, the Trust is relying on the opinion of Battle Fowler LLP, counsel to the Trust, that the Trust will be treated for federal income tax purposes as the owner of an interest in the underlying debt obligations and that the interest received will be tax exempt to the Trust to the same extent that the interest on the underlying obligations will be tax exempt. Counsel has pointed out that the IRS has announced that it will not ordinarily issue advance rulings on the question of ownership of securities or participation interests therein subject to a put and, as a result, the IRS could reach a conclusion different from that reached by counsel.

The Trust may be subject to state or local tax in jurisdictions in which the Trust is organized or may be deemed to be doing business. However, New York and Maryland tax regulated investment companies in a manner that is generally similar to the federal income tax rules described herein.

Distributions may be subject to state and local income taxes. In addition, the treatment of the Trust and its shareholders in those states that have income tax laws might differ from their treatment under the federal income tax laws. Some states exempt distributions received from the Trust from state personal income tax to the extent such distributions are derived from interest on obligations issued by such state or its municipalities or political subdivisions.

With respect to the U.S. Treasury Portfolio, states generally provide for a pass-through of the state and local income tax exemption afforded under federal law to direct owners of U.S. Government obligations, subject to such Trust's compliance with certain state notice and investment threshold requirements. It is expected that dividends from the U.S. Treasury Portfolio that are derived from interest earned on U.S. Government obligations generally will be treated for state and local income tax purposes as if the investor directly owned a proportionate share of the U.S. Government obligations held by that Fund. Therefore, since the income on U.S. Government obligations in which the U.S. Treasury Portfolio invests is exempt from state and local income taxes under federal law, dividends paid by that Fund that are derived from such interest will also be free from state and local income taxes. To the extent required by applicable state laws and within any applicable time period following the end of the Trust's taxable year, the Trust intends to send each shareholder a tax information notice describing the federal and state tax status of dividends paid to investors for the prior tax year.

Shareholders should review with their tax advisors the state and local income tax consequences of the Trust's investing in certain investments issued by agencies and instrumentalities of the U.S. Government and in repurchase and reverse repurchase agreements and of the Trust's engaging in securities loans.

The exemption from state and local income taxation, if available, does not preclude states from assessing other taxes, such as personal property taxes and estate and inheritance taxes, on the value of an investor's shares in the U.S. Treasury Portfolio. In addition, states may impose taxes on capital gains distributed by such Fund and may include the value of Fund shares and the income attributable thereto in the measure of state or municipal franchise taxes imposed on a corporate investor's privilege of doing business in the state or municipality.

If the Trust acquires debt instruments that were originally issued at a discount, e.g., zero coupon bonds, for purposes of determining its distribution requirements it will be required to include annually in gross income or, in the case of tax-exempt instruments issued at a discount, in tax-exempt income, portion of the "original issue discount" that accrues over the term of the obligation regardless of whether the income is received by the Trust. To insure that the Trust has sufficient cash to meet this distribution requirement, the Trust may borrow funds on a short-term basis or sell certain investments. However, since the Trust expects that a substantial percentage of its dividends will be reinvested, and since dividends that are declared and automatically reinvested satisfy the distribution requirement, the Trust expects to satisfy the distribution requirement even if it owns obligations with original issue discount. Shareholders will realize taxable income on the automatic reinvestment of dividends attributable to original issue discount on taxable obligations.

Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on foreign investments as compared to dividends and interest paid by domestic issuers. The Trust does not expect that any Fund will qualify to elect to pass through to its shareholders the right to take a foreign tax credit for foreign taxes withheld from dividends and interest payments.

Generally, on the sale or exchange of obligations held for more than one year, gain realized by a Fund that is not attributable to original issue discount or accrued market discount will be long-term capital gain. However, gain on the disposition of a bond purchased at a market discount generally will be treated as ordinary income, rather than capital gain, to the extent of accrued market discount. For federal income tax purposes, distributions of net capital gains (the excess of net long-term capital gains over net short-term capital loss), if any, are taxable as long-term capital gains regardless of the length of time shareholders have owned their shares. If a shareholder receives a capital gain dividend and sells shares after holding them for six months or less (not including as part of the period held, periods during which the shareholder holds an offsetting position), then any loss realized on the sale will be treated as long-term capital loss to the extent of such capital gain dividend. Capital gain dividends will be designated as such in a written notice to investors mailed not later than 60 days after a Fund's taxable year closes. If any net capital gains are retained by a Fund for reinvestment, requiring federal income taxes to be paid thereon by such Fund, the Fund will elect to treat such capital gains as having been distributed to shareholders. As a result, shareholders will report such capital gains as net capital gains, will be able to claim their share of federal income taxes paid by the Fund on such gains as a credit against their own federal income tax liability, and will be entitled to increase the adjusted tax basis of their Fund shares by 65% of their share of the undistributed gain. Distributions of net capital gains are not eligible for the dividends received deduction.

A shareholder may also recognize a taxable gain or loss if the shareholder sells or redeems shares. Any gain or loss arising from (or treated as arising from ) the sale or redemption of shares will be a capital gain or loss, except in the case of a dealer in securities. Capital gains realized by corporations are generally taxed at the same rate as ordinary income. However, long term capital gains of non-corporate shareholders are taxable at a maximum rate of 20% for shareholders who have a holding period of more than 12 months. Corresponding maximum rate and holding period rules apply with respect to capital gains dividends distributed by the Trust, without regard to the length of time the shares have been held by the shareholder. The Funds will advise shareholders as to what portion of their distributions will be treated as long term capital gains. The deduction of capital losses is subject to limitations.

Any short-term capital loss realized by shareholders upon the redemption of shares of the Tax Exempt Portfolio or the Tax Exempt Limited Term Portfolio within six months from the date of their purchase will be disallowed to the extent of any exempt interest dividends received during such six-month period.

Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the value of a share on the reinvestment date.

Shareholders are required to report tax exempt interest (including exempt interest dividends) on their federal income tax returns. Redemptions of shares, including exchanges for shares of another Fund, may result in tax consequences (gain or loss) to shareholders and are also subject to reporting requirements.

Interest on indebtedness incurred by shareholders to purchase or carry shares of the Tax Exempt Portfolio and the Tax Exempt Limited Term Portfolio will not be deductible for federal income tax purposes. In addition, interest incurred or continued to purchase shares of the other Funds is generally treated as investment interest, and in the case of corporate taxpayers is deductible only to the extent of net investment income. Under rules used by the IRS to determine when borrowed funds are used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of shares.

Section 147(a) of the Code prohibits exemption from taxation of interest on certain governmental obligations to persons who are "substantial users" (or persons related thereto) of facilities financed by such obligations. The Tax Exempt Portfolio and the Tax Exempt Limited Term Portfolio have not undertaken any investigation as to the users of the facilities financed by tax exempt bonds in their portfolios.

The U.S. Supreme Court has determined that the federal government may constitutionally require states to register bonds they issue and may subject the interest on such bonds to federal tax if not registered, and that there is no constitutional prohibition against the federal government's taxing the interest earned on municipal bonds. The Supreme Court decision affirms the authority of the federal government to regulate and control municipal bonds and to tax interest on such bonds in the future. The decision does not, however, affect the current exemption from taxation of the interest earned on municipal bonds in accordance with Section 103 of the Code.

The Funds will be required to report to the IRS all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of exempt shareholders, which include most corporations. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable income and capital gains and proceeds from the redemption or exchange of the shares of the Funds may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the Funds with their taxpayer identification numbers and their required certifications regarding their status under the federal income tax law. A special exception is available for proceeds from the redemption or exchange of Fund shares if a Fund maintains a constant net asset value per share. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Shareholders should provide the Funds with their taxpayer identification numbers and corporate shareholders should certify their exempt status in order to avoid possible unnecessary application of backup withholding.

In January of each year (or earlier, if necessary to satisfy state and local income tax notice requirements), the Funds will issue to each shareholder a statement of the federal income tax status of all distributions, including: in the case of the Tax Exempt Portfolio and the Tax Exempt Limited Term Portfolio, a statement of the percentage of the prior calendar year's distributions which the respective Fund has designated as tax exempt, the percentage of such tax exempt distributions treated as a tax preference item for purposes of the alternative minimum tax, and the source on a state-by-state basis of all distributions; and, in the case of the U.S. Treasury Portfolio, all applicable state and local income tax information.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by such person, where such amounts are treated as income from U.S. sources under the Code.

The federal, state and local income tax rules that apply to the Trust and its shareholders have changed extensively in recent years, and investors should recognize that additional changes may be made in the future, some of which could have an adverse affect on the Trust and its investors for federal and/or state and local tax purposes. Shareholders should consult their tax advisors about the application of the provisions of federal, state and local tax law described in this statement of additional information in light of their particular federal and state tax situations.


                                         PURCHASE, REDEMPTION AND EXCHANGE


Gabelli Fixed Income Distributors, Inc. (the "Distributor"), a registered broker-dealer and member of the National Association of Securities Dealers, Inc., serves as the exclusive Distributor of the shares of each Fund pursuant to its Distribution Agreement with the Trust. Investors may open accounts in the Funds in the Trust only through the exclusive Distributor for the Trust. Under the Distribution Agreement, the Distributor, for nominal consideration and as agent for the Trust, solicits orders for the purchase of Trust shares, provided that any subscriptions and orders are not binding on the Fund until accepted by the Trust as principal. The material relating to the purchase, redemption and exchange of Fund shares in the Prospectuses is incorporated herein by reference and investors should refer to the Prospectuses for information relating to these areas.


                                            DIVIDENDS AND DISTRIBUTIONS


Net investment income is declared as dividends daily and paid monthly; if an investor's shares are redeemed during a month, accrued but unpaid dividends are paid with the redemption proceeds. Substantially all the realized net capital gains for the Funds, if any, are declared and paid on an annual basis (except for net short-term capital gains for the Money Market Funds). Dividends are payable to shareholders of record at the time of declaration.

Dividends of each Fund are automatically reinvested in additional Fund shares unless the shareholder has elected to have them paid in cash.

The net investment income of the Trust for each business day is determined immediately prior to the determination of net asset value at 12:00 noon. Shares of the Limited Term Portfolio and the Tax Exempt Limited Term Portfolio earn dividends on the business day their purchase is effective but not on the business day their redemption is effective. See "Purchase of Shares" and "Redemption of Shares" in the Prospectuses.


                                                  NET ASSET VALUE


Net asset value per share for each of the Funds is determined by subtracting from the value of the Fund's total assets the amount of its liabilities and dividing the remainder by the number of its outstanding shares. The U.S. Treasury Portfolio, the Domestic Prime Portfolio and the Tax Exempt Money Market Portfolio value all portfolio securities by the amortized cost method in accordance with Rule 2a-7 under the 1940 Act. This method attempts to maintain a constant net asset value per share of $1.00. No assurances can be given that this goal can be attained.

In the case of the Limited Term Portfolio and the Tax Exempt Limited Term Portfolio, the value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for the security; the value is based at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Assets for which market quotations are not readily available are valued in accordance with procedures established by the Trust's Board of Directors, including use of an independent pricing service or services which use prices based on yields or prices of comparable municipal securities, indications as to values from dealers and general market conditions. High quality securities with effective maturities of 61 calendar days or less generally will be valued by the amortized cost method.

Each of the Funds computes its net asset value once daily on Monday through Friday, except that the net asset value is not computed for a Fund on a day in which no orders to purchase, sell or redeem Fund shares have been received or on the holidays listed herein. The Trust does not determine net asset value per share on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Funds compute net asset value as follows: the U.S. Treasury Portfolio, Domestic Prime Portfolio and the Tax Exempt Portfolio, 12:00 noon. New York Time; the Limited Term Portfolio and Tax Exempt Limited Term Portfolio, 4:00 p.m. New York Time. The days on which a Trust's net asset value is determined are its business days.

The Money Market Funds utilize the amortized cost method of valuation. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, except that if fluctuating interest rates cause the market value of the Funds to deviate more than l/2 of l% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated, as described in the following paragraph. Although the amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument is higher or lower than the price an investment company would receive if the instrument were sold.

The Trust's Board of Directors has established procedures to stabilize, to the extent reasonably possible, these Funds' net asset value at $l.00 per share. These procedures include a review of the extent of any deviation of net asset amortized cost per share. Should that deviation exceed 1/2 of 1%, the Board of Directors will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. The Money Market Funds will maintain a dollar- weighted average portfolio maturity of 90 days or less, will not purchase any instrument with an effective maturity greater than 397 days, will limit portfolio investments, including repurchase agreements, to those United States dollar-denominated instruments that the Trust's Board of Directors determines present minimal credit risks, and will comply with certain reporting and recordkeeping procedures. The Trust has also established procedures to ensure compliance with the requirement that portfolio securities meet the high quality criteria. See "Investments and Investment Techniques Common to Two or More Funds", herein.


                                               COMPUTATION OF YIELD


The current and effective yields of the Money Market Funds may be quoted in reports, sales literature, and advertisements published by the Trust. Current yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of a seven-day calendar period, dividing the net change in account value of the account at the beginning of the period, and multiplying the return over the seven-day period by 365/7. For purposes of the calculation, net change in account value reflects the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but does not reflect realized gains or losses or unrealized appreciation or depreciation. Effective yield is computed by annualizing the seven-day return with all dividends reinvested in additional Fund shares.

The yields of the Domestic Prime Portfolio, Tax Exempt Portfolio and the U.S. Treasury Portfolio for the seven-day period ended October 31, 1999 were 4.80%, 3.13% and 4.47%, respectively.

The Limited Term Portfolio and Tax Exempt Limited Term Portfolio are not money market funds and must compute their yield in a different fashion. These Funds compute yield based on a 30-day (or one month) period ended on the date of the most recent balance sheet included in the registration statement, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:




                                             YIELD = 2[ (a-b +1)6 - 1]
                                                     cd
Where:

a = dividends and interest earned during the period.

b = expenses accrued for the period (net of reimbursements).

c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

d = the maximum offering price per share on the last day of the period.

Actual future yields will depend on the type, quality, and maturities of the investments held by the Funds, changes in interest rates on investments, and the Funds' expenses during the period.

                                               TAX EQUIVALENT YIELD


The Tax Exempt Portfolio and Tax Exempt Limited Term Portfolio may from time to time advertise their tax equivalent yield.

Tax equivalent yield is computed upon a 30-day (or one month) period ended on the date of the most recent balance sheet included in the SAI. It is computed by dividing by one that portion of the yield of the Portfolio (as computed pursuant to the formulae previously discussed) which is tax exempt minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund that is not tax exempt. The tax equivalent yields for these Funds also may fluctuate daily and do not provide a basis for determining future yields.

The U.S. Treasury Portfolio may also advertise a tax equivalent yield for one or more of the states and municipalities wherein all or substantially all of that Fund's dividends represent a pass-through of income received on direct obligations of the U.S. Government and, as a result, are not subject to such state's income tax. The U.S. Treasury Portfolio's advertisement of a tax equivalent yield reflects the taxable yield that an investor subject to that state's or municipality's highest marginal tax rate would have had to receive in order to realize the same level of after-tax yield as an investment in the U.S. Treasury Portfolio would have produced. Tax equivalent yield is calculated by dividing the portion of the U.S. Treasury Portfolio's yield that is not subject to state or municipal taxes (calculated as described above) by the result of subtracting the state's or municipality's highest marginal tax rate from 1, and adding the resulting figure to that portion, if any, of the U.S. Treasury Portfolio's yield that is subject to state or municipal income tax. All dividends paid by the U.S.
Treasury Portfolio are subject to federal income taxation at applicable rates.


                                            COMPUTATION OF TOTAL RETURN


The total return of the Limited Term and the Tax Exempt Limited Term Portfolios must be displayed in any advertisement containing the yield of any of these Funds. Total return is the average annual total return for the 1-, 5-and 10-year period ended on the date of the most recent balance sheet included in the SAI. It is computed by finding the average annual compounded rates of return over 1-, 5- and 10-year periods that would equate the initial amount invested to the ending redeemable value according to the following formula:

                                                   P(1+T)n = ERV

     Where:
                  P        =    a hypothetical initial investment of $1000

                  T        =    average annual total return

                  n        =    number of years


ERV = ending redeemable value of a hypothetical $1000 payment made at the beginning of the 1-, 5- or 10- year periods at the end of the 1-, 5- or 10-year periods (or fractional portion).

Because the Limited Term Portfolio and the Tax Exempt Limited Term Portfolio have not had a registration in effect for 1, 5 or 10 years, there is no yield or total return information available.

Yield information may be useful for reviewing the performance of the Portfolio and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments which pay a fixed yield for a stated period of time, the Funds' yield does fluctuate, and this should be considered when reviewing performance or making comparisons.

From time to time evaluations of performance of the Funds made by independent sources may be used in advertisements concerning the Funds. These sources may include Lipper Analytical Services, Incorporated, Wiesenberger Investment
Company Service, IBC's Money Fund Report, Barron's, Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Personal Investor, Bank Rate Monitor, and The Wall Street Journal.




                                            DESCRIPTION OF COMMON STOCK


The Trust was incorporated in Maryland on August 17, 1987. The Trust was formerly named the Gabelli-O'Connor Treasurer's Fund, Inc. At a meeting of the shareholders held on March 6, 1989, the shareholders of the Trust voted to amend the Amended Articles of Incorporation to change the name of the Trust to The Treasurer's Fund, Inc. The Trust currently offers five series: U.S. Treasury Money Market Portfolio, Domestic Prime Money Market Portfolio, Tax Exempt Money Market Portfolio, Limited Term Portfolio and Tax Exempt Money Market Portfolio. Shares of all series have identical voting rights, except where, by law, certain matters must be approved by a majority of the shares of the affected series. Each share of any series of shares when issued has equal dividend, distribution, liquidation and voting rights within the series for which it was issued, and each fractional share has those rights in proportion to the percentage that the fractional share represents of a whole share. Shares will be voted in the aggregate. There are no conversion or preemptive rights in connection with any shares of the Trust. All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholder.

As of February __, 2000, the officers and directors of the Trust, collectively, beneficially owned, directly or indirectly (including the power to vote or to dispose of any shares), less than 1% of the total outstanding shares of each of the Trust's Funds.

As of February __, 2000, the following persons or entities owned as much as 5% of the indicated Fund's outstanding shares:

NAME AND ADDRESS         FUND  IN         PERCENTAGE OF
OF RECORD OR             NUMBER OF        WHICH SHARES           OWNERSHIP OF
BENEFICIAL OWNER         SHARES OWNED     ARE OWNED               FUND




                           [TO BE REVISED]



The shares held by Bear Stearns Security Corp. are held on behalf of individual client accounts.

The shares of the Trust have non-cumulative voting rights, which means that the holders of more than 50% of the shares outstanding voting for the election of directors can elect 100% of the directors if the holders choose to do so, and, in that event, the holders of the remaining shares will not be able to elect any person or persons to the Board of Directors. The Trust does not issue certificates evidencing Trust shares.

As a general matter, the Trust will not hold annual or other meetings of the Trusts' shareholders. This is because the By-laws of the Trust provide for annual meetings only (a) for the election of directors, (b) for approval of the Trust's revised investment advisory agreement with respect to a particular class or series of stock, (c) for approval of revisions to the Trust's distribution agreement with respect to a particular class or series of stock, and (d) upon the written request of holders of shares entitled to cast not less than twenty-five percent of all the votes entitled to be cast at such meeting. Annual and other meetings may be required with respect to such additional matters relating to the Trust as may be required by the 1940 Act including the removal of Trust directors and communication among shareholders, any registration of the Trust with the SEC or any state, or as the Board of Directors may consider necessary or desirable. Each Director serves until the next meeting of shareholders called for the purpose of considering the election or reelection of such Director or of a successor to such Director, and until the election and qualification of his or her successor, elected at such meeting, or until such Director sooner dies, resigns, retires or is removed by the vote of the shareholders.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of the 1940 Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class or series affected by such matter, i.e., by a majority of the outstanding shares of each Fund. Rule 18f-2 further provides that a class or series shall be deemed to be affected by a matter unless it is clear that the interests of each class or series in the matter are substantially identical or that the matter does not affect any interest of such class or series. However, Rule 18f-2 exempts the selection of independent public accountants, the approval of principal distribution contracts and the election of directors from the separate voting requirements of Rule 18f-2.

                                                DISTRIBUTION PLANS


The Trust has adopted a shareholder servicing and administration plan (the "Plan"), pursuant to Rule 12b-1 under the 1940 Act for each Fund of the Trust. Rule 12b-1 provides that an investment company which bears any direct or indirect expense of distributing its shares must do so only in accordance with a plan permitted by the Rule 12b-1. Although there are no fees or expenses chargeable to the Trust under the Plans, the Trust's Board of Directors has adopted the Plans in case certain expenses of the Trust might be considered to constitute indirect payments by the Trust of distribution expenses. If a payment by the Trust to the Advisor of advisory fees should be deemed to be indirect financing by the Trust of the distribution of its shares, such payments would be authorized under the Plans.

The Plans provide that the Advisor may make payments from time to time from its own resources, which may include the advisory fee and past profits for the following purposes: to pay promotional and administrative expenses in connection with the offer and sale of the shares of the Funds, including payments to participating organizations for performing shareholder servicing and related administrative functions and for providing assistance in distributing the Fund's shares. The Advisor, in its sole discretion, will determine the amount of such payments made pursuant to the Plans, provided that such payments will not increase the amount which the Trust is required to pay to the Advisor for any fiscal year under the Advisory Agreement in effect for that year.

The Glass-Steagall Act limits the ability of a depository institution to become an underwriter or distributor of securities. However, it is the Trust management's position that banks are not prohibited from acting in other capacities for investment companies, such as providing administrative and shareholder account maintenance services and receiving compensation from the Advisor for providing such services. However, this is an unsettled area of the law and if a determination contrary to the Trust management's position is made by a bank regulatory agency or court concerning shareholder servicing and administration payments to banks from the Advisor, any such payments will be terminated and any shares registered in the banks' names, for their underlying customers, will be re-registered in the name of the customers at no cost to the Trust or its shareholders. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

The Plans provide that they may continue in effect for successive annual periods provided they are approved by the shareholders or by the Board of Directors, including a majority of directors who are not interested persons of the Trust and who have no direct or indirect interest in the operation of the Plans, or in the agreements related to the Plans. On February 16, 2000, the Board of Directors approved the continuance of all of the Plans until February 2001. The Plans for the Domestic Prime Portfolio and Tax Exempt Portfolio were approved by a majority of the affected Fund's shareholders at the annual meeting on March 6, 1989. The Plan for the U.S. Treasury Portfolio was approved by a majority of that Fund's shareholders on March 14, 1991. The Plans further provide that they may not be amended to increase materially the costs which may be spent by the Trust for distribution pursuant to the Plans without shareholder approval, and the other material amendments must be approved by the directors in the manner described in the preceding sentence. The Plans may be terminated at any time by a vote of a majority of the disinterested directors of the Trust or the Trust's shareholders. Although there are no fees or expenses chargeable to the Trust under the Plans, for the fiscal year ended October 31, 1999, the Advisor made payments under the Plans to or on behalf of participating organizations in the amount of $___________ with regard to the U.S. Treasury Portfolio, Tax Exempt Portfolio and Domestic Prime Portfolio, (representing .10% of the average daily net assets of certain accounts within each of those Funds). Although these payments were not made by the Fund, each may be deemed an indirect payment by the Fund.


                                         BROKERAGE AND PORTFOLIO TURNOVER


                                                     Brokerage

The Trust's purchases and sales of portfolio securities usually are principal transactions. Fund securities are normally purchased directly from the issuer, from banks and financial institutions or from an underwriter or market maker for the securities. There usually are not brokerage commissions paid for such purchases. Any transactions for which the Trust pays a brokerage commission will be effected at the best price and execution available. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price. The Trust may purchase participation certificates in variable rate Municipal Obligations with a demand feature from banks or other financial institutions at a negotiated yield to the Trust based on the applicable interest rate adjustment index for the security. The interest received by the Trust is net of a fee charged by the issuing institution for servicing the underlying obligation and issuing the participation certificate, letter of credit, guarantee or insurance and providing the demand repurchase feature.

Allocation of transactions, including their frequency, to various dealers is determined by the Advisor in its best judgment and in a manner deemed in the best interest of shareholders of the Trust rather than by a formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. No preference in purchasing portfolio securities will be given to banks or dealers that are Participating Organizations.

Investment decisions for the Trust will be made independently from those for any other investment companies or accounts that may be or become managed by the Advisor or its affiliates. If, however, the Trust and other investment companies or accounts managed by the Advisor are simultaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by the Trust or the size of the position obtainable for the Trust. In addition, when purchases or sales of the same security for the Trust and for other investment companies managed by the Advisor occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantage available to large denomination purchasers or sellers.

No portfolio transactions are executed with the Advisor or its affiliates acting as principal. In addition, the Trust will not buy bankers' acceptances, certificates of deposit or commercial paper from the Advisor or its affiliates.

                                                PORTFOLIO TURNOVER


Each Funds's average annual portfolio turnover rate, i.e., the ratio of the lesser of sales or purchases to the monthly average value of the portfolio (excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less) is expected to be high. Purchases and sales are made for each Fund whenever necessary in the Advisor's opinion, to meet the Fund's objective.

                                                 SERVICE PROVIDERS


Legal matters for the Trust are passed upon by Battle Fowler LLP, 75 East 55th Street, New York, New York 10022.

[_____________________________]have been selected as independent auditors for the Trust.

Custodial Trust Company is the Custodian for the Trust's cash and securities and is located at 101 Carnegie Center, Princeton, New Jersey 08540.

State Street Bank and Trust Company ("State Street") is the Transfer and Dividend Disbursing Agent for the Trust's shares. Boston Financial Data Services, Inc., an affiliate of State Street, performs the shareholder services on behalf of State Street and is located at the BFDS Building, 2 Heritage Drive, North Quincy, Massachusetts 02171.


                                               FINANCIAL STATEMENTS



The audited financial statements for the Trust dated October 31, 1999 and the Report of [______________] thereon, are incorporated herein by reference to the Trust's Annual Report. The Annual Report is available upon request and without charge.


RATINGS OF MUNICIPAL AND CORPORATE OBLIGATIONS
MUNICIPAL AND CORPORATE BOND RATINGS

Description of Moody's Investors Service, Inc.'s municipal and corporate bond ratings:

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A -- Bonds which are rated A posses favorable investment attributes and are considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa  --  Bonds  which  are  rated  Baa  are   considered  as  medium  grade
obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C -- Bonds which are rated C are the lowest rated class of bonds. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's ratings for municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term and long-term credit risk. Loans bearing the designation MIG 1 are of the best quality, enjoying strong protection by establishing cash flow of funds for their servicing or by established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG 2 are of high quality, with margins of protection ample although not so large as in the preceding group. A short-term issue having a demand feature (i.e., payment relying on external liquidity and usually payable on demand rather than fixed maturity dates) is differentiated by Moody's with the use of the Symbol VMIG, instead of MIG.

Moody's also provides credit ratings for tax exempt commercial paper. These are promissory obligations (1) not having an original maturity in excess of nine months, and (2) backed by commercial banks. Notes bearing the designation P-1 have a superior capacity for repayment. Notes bearing the designation P-2 have a strong capacity for repayment.

Description of Standard & Poor's Corporation's municipal and corporate bond ratings:

     AAA -- Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

    AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degrees.

     A -- Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in the highest rated categories.

     BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

     BB, B, CC, CCC -- Bonds rated BB, B, CC, CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     C -- Bonds rated C are income bonds on which no interest is being paid.

     D -- Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

S&P's top ratings for municipal notes issued after July 29, 1984 are SP-1 and SP-2. The designation SP-1 indicates a very strong capacity to pay principal and interest. A "+" is added for those issues determined to possess overwhelming safety characteristics. An "SP-2" designation indicates a satisfactory capacity to pay principal and interest.

                                                   UNRATED BONDS

Bonds which are unrated expose the investor to risks with respect to the issuer's capacity to pay interest and principal which are similar to the risks of rated- rated obligations. The safety of an investment in an unrated obligation, therefore, is more reliant as a general proposition on an investment advisor's judgment, analysis and experience than an investment in a higher rated obligation.

                                             COMMERCIAL PAPER RATINGS

Description of Standard & Poor's Corporation's two highest commercial paper ratings:

     A -- Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

     A-1 -- This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

     A-2 -- Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

Description of Moody's Investors Service, Inc.'s two highest commercial paper ratings:

Moody's employs the following designations, both judged to be investment grade, to indicate the relative repayment capacity of rated issues: Prime-1, highest quality; Prime-2, higher quality.

                                             MONEY MARKET FUND RATINGS


Description of Standard & Poor's Corporation's two highest money market fund ratings:

     AAAm -- Safety is excellent for money market funds with this rating. Capacity to maintain principal value and limit exposure to loss is superior.

     AAm -- Safety is very good for money market funds with this rating. They have a strong capacity to maintain principal value and limit exposure to loss.

Description of Moody's Investors Service, Inc.'s two highest money market fund ratings:

     Aaa -- Money Market Funds rated Aaa have superior quality assets and management.

     Aa -- Money Market Funds rated Aa have strong quality assets and management.




                            PART C: OTHER INFORMATION


Item 23.

         Exhibits



         (a)(1) Amended and Restated Articles of Incorporation of the Registrant are incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement as filed with the SEC on February 27, 1998.


         (a)(2)   Articles Supplementary to be filed by amendment.


         (b) Amended and Restated By-laws are incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement as filed with the SEC on February 27, 1998.

         (c)      Not applicable.

         (d) Investment Advisory Agreement between the Registrant and Gabelli Fixed Income LLC to be filed by amendment.

         (e) Distribution Agreement between the Registrant and Gabelli Fixed Income Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement as filed with the SEC on February 28, 1998.

         (f)      Not applicable.

         (g) Custody Agreement between Registrant and Custodial Trust Company is incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement as filed with the SEC on February 28, 1998.

         (h)(1) Transfer Agency Agreement between the Registrant and State Street Bank and Trust Company is incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement as filed with the SEC on February 28, 1998.

         (h)(2) Administration Agreement between the Registrant and Gabelli Funds, LLC is incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement as filed with the SEC on February 28, 1998.

         (h)(3) Sub-Administration Agreement with PFPC Inc. (formerly known as First Data Investor Services
                  Group, Inc.) dated May 1, 1999 to be filed by amendment.

         (i)      Not applicable.

         (j)(1)   Not applicable.

         (j)(2) Powers of Attorney for Felix J. Christiana, Anthony J. Colavita, Richard N. Daniel, Dr. Robert
                  C. Kolodny, Thomas E. O'Connor, Karl Otto Pohl, Anthony R. Pustorino, Dr. Weiner J. Roeder,
                  Anthonie C. van Ekris and Mary E. Hauck are incorporated by reference to Post-Effective
                  Amendment No. 18 to the Registration Statement as filed with the SEC on February 27, 1998.

         (k)      Not applicable.

         (l) Written assurance of Thomas E. O'Connor that his purchase of shares of the Registrant was for investment purposes without any present intention of redeeming or reselling is incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement as filed with the SEC on May 11, 1990.

         (m) Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, for each portfolio series of the Registrant is incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement as filed with the SEC on February 27, 1998.

         (n)      Not applicable.

         (o)      Rule 18f-3 Multi-Class Plan to be filed by amendment.

Item 24.          Persons Controlled by or Under Common Control with Registrant

                  None

Item 25.          Indemnification

                  Reference is made to Article Eighth of Registrant's Articles of Amendment and Restatement.

                  Subject to the requirements of the Investment Company Act of 1940 and rules promulgated thereunder, as from time to time amended, to the maximum extent permitted by the General Corporation Law of the State of Maryland as from time to time amended, the Corporation shall indemnify its currently acting and its former directors and officers and those persons who at the request of the Corporation, serve and have served another corporation, partnership, joint venture, trust or other enterprise in one or more of such capacities.

                  The  Registrant  hereby  undertakes  that  it will  apply  the indemnification provisions of its Articles of Amendment and Restatement, its By-laws, the Advisory Agreement, the Administration Agreement and the Distribution Agreement in a manner consistent with Release No. 11330 of the SEC under the 1940 Act.

Item 26.          Business and Other Connections of Investment Adviser

                  Gabelli  Fixed  Income  LLC (the  "Adviser")  is a  registered
                  investment   adviser  providing   investment   management  and
                  administrative services to the Registrant.

                  The description of the Adviser under the caption "Fund Management" in the Prospectus and under the caption "Management of the Fund" in the Statement of Additional Information constituting parts A and B, respectively, of the Registration Statement are incorporated herein by reference.

                  Gabelli Funds, Inc. ("Gabelli"), a New York corporation, has purchased substantially all of the partnership interest of Thomas E. O'Connor & Co. L.P. ("TOC & Co. L.P."), a Delaware corporation, in Gabelli-O'Connor Fixed Income Mutual Funds
                  Management Co., the Fund's former investment adviser (the "Former Adviser"). In addition, Gabelli has purchased the partnership interest owned by TOC & Co. L.P. in an affiliated company, Gabelli-O'Connor Fixed Income Management Co. The Former Adviser and its affiliated company have been merged into a newly created Delaware limited liability company, Gabelli Fixed Income LLC which is the successor registered investment adviser to the Fund. Gabelli Fixed Income, Inc., a wholly owned subsidiary of Gabelli Asset Management Inc., currently holds 80.1% of the interests in the Adviser and the remaining 19.9% interest is owned by senior officers of Gabelli Fixed Income LLC Gabelli Fixed Income LLC is also an affiliate of Gabelli Funds, LLC and GAMCO Investors, Inc., registered investment advisers

Item 27.          Principal Underwriter

         (a) Gabelli Fixed Income Distributors, Inc., the Registrant's distributor, currently is not a distributor for any other registered investment companies.







         (b)                                        Position and Offices              Position and Offices
                  Name                              with Distributor                  with Registrant

                  Thomas E. O'Connor                President                        Director
                  Ronald S. Eaker                   Vice President                   President;
                                                                                     Chief Investment Officer
                  Henley L. Smith                  Vice President and Secretary       Vice President;
                                                                                    Investment Officer

         (c)       Not applicable.

Item 28.          Location of Accounts and Records

                  All such  accounts,  books and  other  documents  required  by
                  Section 31(a) of the 1940 Act and Rules 31a-1 through 31a-3 thereunder are maintained at the offices of the Adviser, Gabelli Fixed Income LLC, One Corporate Center, Rye, New York 10580-1434, PFPC Inc. (formerly know as First Data Investor Services Group, Inc.), 101 Federal Street, Boston, Massachusetts 02110, Custodial Trust Company, 101 Carnegie
                  Center,   Princeton,   NJ  08540  and  Boston  Financial  Data
                  Services, Inc., Two Heritage Drive, North Quincy, Massachusetts, 02171.

Item 29.          Management Services

                  Not applicable.

Item 30.          Undertakings

                  Not applicable.

                                                    SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, THE TREASURER'S FUND, INC., has duly caused this Post-Effective Amendment No. 20 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rye and State of New York, on the 13th day of January, 2000.

                                                  THE TREASURER'S FUND, INC.


                                                    By: /s/Ronald S. Eaker
                                                        Ronald S. Eaker
                                                        President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 20 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                  Title                              Date

/s/Ronald S. Eaker         President and                      January 13, 2000
-------------------
Ronald S. Eaker            Chief Investment Officer

/s/Judith Raneri           Treasurer                          January 13, 2000
Judith Raneri

/s/ Thomas E. O' Connor*   Director                           January 13, 2000
------------------------
Thomas E. O'Connor

/s/ Mary E. Hauck*         Director                           January 13, 2000
--------------------
Mary E. Hauck

/s/ Robert C. Kolodny, M.D.* Director                        January 13, 2000
--------------------------
Robert C. Kolodny, M.D.*

/s/ Felix J. Christiana*    Director                           January 13, 2000
--------------------------
Felix J Christiana

/s/ Anthony J. Colavita*    Director                           January 13, 2000
--------------------------
Anthony J. Colavita

/s/ Richard N. Daniel*      Director                           January 13, 2000
------------------------
Richard N. Daniel

/s/ Karl Otto Pohl*         Director                           January 13, 2000
----------------------
Karl Otto Pohl

/s/ Anthony R. Pustorino*   Director                           January 13, 2000
----------------------
Anthony R. Pustorino

/s/ Anthonie C. van Ekris*  Director                           January 13, 2000
------------------------
Anthonie C. van Ekris

/s/ Werner J. Roeder, M.D.* Director                           January 13, 2000
-------------------------
Werner J. Roeder, M.D.

                 *By:/s/Ronald S. Eaker
                  Ronald S. Eaker
                  Attorney-in-fact